UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act File number: 811-06136
Homestead Funds, Inc.
(Exact name of registrant as specified in charter)
4301 Wilson Boulevard
Arlington, VA 22203
(Address of principal executive offices) (Zip code)
Kelly Bowers Whetstone, Esq.
Homestead Funds, Inc.
4301 Wilson Boulevard
Arlington, VA 22203
(Name and address of agent for service)
Copies to:
Bibb L. Strench, Esq.
Seward & Kissel LLP
1200 G Street, N.W.
Washington, D.C. 20005
(Name and addresses of the agent for service)
Registrant’s telephone number, including area code: (703) 907-5953
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.
DAILY INCOME FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Interest	Maturity	Face
	Rate	Date	Amount	Value
CORPORATE NOTES (6.8% of portfolio)
Bank of America Corp.	4.25%	10/01/10	$1,960,000	$1,960,000
Bank of America Corp.	4.38	12/01/10	4,400,000	4,428,983
Citigroup Inc.	6.50	01/18/11	2,000,000	2,036,140
Merrill Lynch & Co., Inc.	4.50	11/04/10	1,000,000	1,003,530
Toyota Motor Corp.	4.35	12/15/10	451,000	454,840
Wells Fargo & Co.	3.98	10/29/10	2,000,000	2,005,621
Wells Fargo & Co.	4.88	01/12/11	1,498,000	1,517,351

Total Corporate Notes (Cost $13,406,465)				13,406,465

COMMERCIAL PAPER (84.3% of portfolio)
American Honda Finance Corp.	0.27	10/19/10	1,950,000	1,949,737
American Honda Finance Corp.	0.25	10/20/10	2,950,000	2,949,611
American Honda Finance Corp.	0.25	11/03/10	3,040,000	3,039,303
American Honda Finance Corp.	0.23	12/17/10	1,150,000	1,149,434
Bank of America Corp.	0.37	11/01/10	1,540,000	1,539,509
Bank of America Corp.	0.28	12/14/10	1,250,000	1,249,280
Campbell Soup Co. (a)	0.19	10/25/10	4,000,000	3,999,493
Campbell Soup Co. (a)	0.20	11/02/10	3,000,000	2,999,467
Citigroup Funding Inc.	0.33	10/01/10	2,100,000	2,100,000
Citigroup Funding Inc.	0.38	11/01/10	2,160,000	2,159,293
Citigroup Funding Inc.	0.34	11/09/10	4,920,000	4,918,188
Coca-Cola Co. (a)	0.24	10/12/10	2,350,000	2,349,828
Coca-Cola Co. (a)	0.22	11/29/10	3,200,000	3,198,846
Coca-Cola Co. (a)	0.23	12/02/10	1,560,000	1,559,382
Coca-Cola Co. (a)	0.23	12/13/10	2,040,000	2,039,049
ConocoPhillips Qatar Funding Ltd. (a)	0.25	11/12/10	2,630,000	2,629,233
ConocoPhillips Qatar Funding Ltd. (a)	0.25	11/16/10	1,600,000	1,599,489
ConocoPhillips Qatar Funding Ltd. (a)	0.24	11/29/10	2,960,000	2,958,836
ConocoPhillips Qatar Funding Ltd. (a)	0.25	12/03/10	1,850,000	1,849,191
E.I. du Pont de Nemours & Co. (a)	0.19	10/18/10	5,000,000	4,999,551
E.I. du Pont de Nemours & Co. (a)	0.19	10/20/10	4,110,000	4,109,588
Hewlett-Packard Co. (a)	0.19	10/04/10	4,800,000	4,799,924
Hewlett-Packard Co. (a)	0.19	10/07/10	4,300,000	4,299,864
HSBC Finance Corp.	0.33	10/06/10	2,976,000	2,975,864
HSBC Finance Corp.	0.28	10/13/10	3,480,000	3,479,675
HSBC Finance Corp.	0.24	11/15/10	2,700,000	2,699,190
John Deere Credit Co. (a)	0.21	10/08/10	5,140,000	5,139,790
John Deere Credit Co. (a)	0.21	10/13/10	2,500,000	2,499,825
John Deere Credit Co. (a)	0.21	10/15/10	500,000	499,959
John Deere Credit Co. (a)	0.22	10/19/10	1,000,000	999,890
L’Oreal SA (a)	0.21	10/21/10	4,356,000	4,355,492
L’Oreal SA (a)	0.24	10/21/10	1,660,000	1,659,779
MetLife Funding Inc.	0.23	10/01/10	2,150,000	2,150,000
MetLife Funding Inc.	0.20	10/04/10	3,000,000	2,999,950
MetLife Funding Inc.	0.19	10/15/10	1,500,000	1,499,889
MetLife Funding Inc.	0.20	10/15/10	2,440,000	2,439,809
Nestle Capital Corp. (a)	0.22	10/14/10	3,090,000	3,089,755
Nestle Capital Corp. (a)	0.20	11/16/10	2,000,000	1,999,489
Nestle Capital Corp. (a)	0.23	11/19/10	3,000,000	2,999,061
Nestle Capital Corp. (a)	0.19	12/09/10	1,030,000	1,029,625
Northern Illinois Gas Co.	0.20	10/01/10	9,000,000	9,000,000
PACCAR Financial Corp.	0.19	10/08/10	1,500,000	1,499,945
PACCAR Financial Corp.	0.31	11/10/10	5,000,000	4,998,278
PACCAR Financial Corp.	0.26	12/16/10	350,000	349,808
PepsiCo, Inc. (a)	0.18	11/02/10	5,000,000	4,999,200
PepsiCo, Inc. (a)	0.18	11/23/10	4,090,000	4,088,916
Proctor & Gamble Co. (a)	0.24	10/04/10	2,400,000	2,399,952
Proctor & Gamble Co. (a)	0.19	10/19/10	2,740,000	2,739,740
Proctor & Gamble Co. (a)	0.19	11/04/10	1,020,000	1,019,817

DAILY INCOME FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
COMMERCIAL PAPER - continued
Proctor & Gamble Co. (a)	0.25%		10/05/10	$2,950,000	$2,949,918
Total Capital Canada, Ltd. (a)	0.22		11/30/10	3,530,000	3,528,706
Total Capital Canada, Ltd. (a)	0.23		11/30/10	3,000,000	2,998,850
Toyota Motor Credit Corp.	0.22		10/22/10	1,850,000	1,849,763
Toyota Motor Credit Corp.	0.24		10/26/10	1,930,000	1,929,678
Toyota Motor Credit Corp.	0.23		11/15/10	1,000,000	999,712
Toyota Motor Credit Corp.	0.23		11/22/10	3,970,000	3,968,681
Wal-Mart Stores, Inc. (a)	0.21		10/18/10	3,000,000	2,999,702
Wal-Mart Stores, Inc. (a)	0.20		10/27/10	2,200,000	2,199,682
Wal-Mart Stores, Inc. (a)	0.20		10/28/10	4,000,000	3,999,400

Total Commercial Paper (Cost $165,482,886)					165,482,886

U.S. GOVERNMENT OBLIGATIONS (7.1% of portfolio)
U.S. Treasury Bill	0.19		10/28/10	4,000,000	3,999,307
U.S. Treasury Bill	0.22		07/28/11	5,000,000	4,990,687
U.S. Treasury Bill	0.23		07/28/11	5,000,000	4,990,687

Total U.S. Government Agency Obligations (Cost $13,980,681)					13,980,681

MONEY MARKET ACCOUNTS (1.8% of portfolio)
SSgA Prime Money Market Fund	0.18	(b)		3,432,000	3,432,000
SSgA Money Market Fund	0.01	(b)		717	717

Total Money Market Accounts (Cost $3,432,717)					3,432,717

TOTAL INVESTMENTS IN SECURITIES (Cost $196,302,749) - 100%					$196,302,749

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. The security has been determined to be liquid under criteria established by the Fund’s Board of Directors. Total of such securities at period-end amounts to $101,588,288 and represents 51.8% of total investments.

(b)	7-day yield at September 30, 2010.
At September 30, 2010, the cost of investment securities for tax purposes was $196,302,749. There were no unrealized gains or losses.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
• Level 1 — quoted prices in active markets for identical investments;
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$165,482,886	$—	$165,482,886
U.S. Government Agency Obligations	$—	$13,980,681	$—	$13,980,681
Corporate Notes	$—	$13,406,465	$—	$13,406,465
Cash Equivalents	$3,432,717	$—	$—	$3,432,717

Total	$3,432,717	$192,870,032	$—	$196,302,749

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds’s most recent semi-annual financial statements.

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES (3.4% of portfolio)
Small Business Administration 93-20J	5.90%		10/01/13	$24,789	$25,475
Small Business Administration 98-20D	6.15		04/01/18	34,838	37,916
Small Business Administration 98-20E	6.30		05/01/18	33,528	36,616
Small Business Administration 98-20H	6.15		08/01/18	13,141	14,385
Small Business Administration 99-20D	6.15		04/01/19	49,973	54,471
Small Business Administration 04-20B	4.72		02/01/24	97,164	104,658
Small Business Administration 04-20C	4.34		03/01/24	134,102	143,109
Small Business Administration 05-10E	4.54		09/01/15	42,095	44,236
Small Business Administration Pool # 100075	3.50		05/25/19	38,831	38,824
Small Business Administration Pool # 500724	4.00	(a)	12/25/13	7,540	7,678
Small Business Administration Pool # 502261	1.38	(a)	10/25/17	16,211	16,121
Small Business Administration Pool # 502477	1.25	(a)	09/25/18	45,271	44,853
Small Business Administration Pool # 502543	0.95	(a)	01/25/19	80,291	80,451
Small Business Administration Pool # 502684	1.25	(a)	07/25/19	3,579	3,608
Small Business Administration Pool # 503278	0.88	(a)	02/25/21	34,052	34,157
Small Business Administration Pool # 503463	1.13	(a)	09/25/21	24,528	24,473
Small Business Administration Pool # 504305	0.88	(a)	10/25/23	6,550	6,517
Small Business Investment Companies 02-20K	5.08		11/01/22	45,708	49,437
Small Business Investment Companies 02-P10B	5.20		08/10/12	63,656	66,937
Small Business Investment Companies 03-10A	4.63		03/10/13	582,294	611,655
Small Business Investment Companies 03-10B	3.39		03/01/13	27,118	27,625
Small Business Investment Companies 03-P10A	4.52		02/01/13	6,215	6,517
Small Business Investment Companies 03-P10B	5.14		08/10/13	41,873	44,571
Small Business Investment Companies 04-10A	4.12		03/10/14	244,437	255,711
Small Business Investment Companies 04-10B	4.68		09/10/14	243,727	257,359
Small Business Investment Companies 04-P10A	4.50		02/10/14	44,934	47,268
Small Business Investment Companies 05-10B	4.94		09/10/15	266,788	282,822
Small Business Investment Companies 05-P10A	4.64		02/10/15	72,721	76,760
Small Business Investment Companies 07-10A	5.38		03/10/17	96,246	105,099

Total Asset Backed Securities (Cost $2,375,222)					2,549,309

MORTGAGE BACKED SECURITIES (5.8% of portfolio)
GNMA #2602	6.00		06/20/28	70,377	77,213
GNMA #2707	5.50		01/20/14	8,811	9,341
GNMA #8004	3.63	(a)	07/20/22	30,238	31,268
GNMA #8006	3.63	(a)	07/20/22	28,069	29,025
GNMA #8038	3.63	(a)	08/20/22	16,569	17,133
GNMA #8040	3.63	(a)	08/20/22	42,431	43,876
GNMA #8054	3.13	(a)	10/20/22	10,628	10,964
GNMA #8076	3.13	(a)	11/20/22	17,286	17,832
GNMA #8102	4.00	(a)	02/20/16	6,199	6,406
GNMA #8103	4.00	(a)	02/20/16	24,448	25,277
GNMA #8157	3.38	(a)	03/20/23	31,776	32,845
GNMA #8191	3.38	(a)	05/20/23	49,926	51,505
GNMA #8215	3.38	(a)	04/20/17	4,828	4,981
GNMA #8259	3.63	(a)	08/20/23	14,392	14,882
GNMA #8297	4.00	(a)	12/20/17	13,786	14,279
GNMA #8332	3.50	(a)	03/20/18	8,843	9,149
GNMA #8344	3.50	(a)	04/20/18	20,819	21,490
GNMA #8384	3.38	(a)	03/20/24	7,491	7,743
GNMA #8393	4.00	(a)	08/20/18	8,080	8,371

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
 September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA #8400	3.63	%(a)	08/20/18	$12,273	$12,691
GNMA #8405	4.00	(a)	09/20/18	13,928	14,428
GNMA #8423	3.38	(a)	05/20/24	9,129	9,418
GNMA #8429	4.00	(a)	11/20/18	15,774	16,338
GNMA #8459	3.63	(a)	07/20/24	13,778	14,247
GNMA #8499	3.88	(a)	05/20/19	9,304	9,611
GNMA #8518	3.13	(a)	10/20/24	12,389	12,780
GNMA #8532	3.13	(a)	10/20/24	17,444	17,995
GNMA #8591	3.38	(a)	02/20/25	44,419	45,912
GNMA #8638	3.38	(a)	06/20/25	15,338	15,823
GNMA #8648	3.63	(a)	07/20/25	23,361	24,156
GNMA #8663	3.63	(a)	07/20/25	18,929	19,573
GNMA #8680	3.63	(a)	08/20/20	19,400	20,060
GNMA #8687	3.63	(a)	08/20/25	4,665	4,824
GNMA #8702	3.13	(a)	10/20/20	7,367	7,600
GNMA #8747	3.13	(a)	11/20/25	13,453	13,878
GNMA #8807	3.63	(a)	07/20/21	17,196	17,781
GNMA #8836	3.63	(a)	09/20/21	15,876	16,416
GNMA #8847	3.38	(a)	04/20/26	16,424	16,944
GNMA #8869	3.13	(a)	11/20/21	53,367	55,054
GNMA #8873	3.13	(a)	11/20/21	22,919	23,643
GNMA #8877	3.38	(a)	05/20/26	4,023	4,150
GNMA #8883	3.13	(a)	12/20/21	18,652	19,242
GNMA #8915	3.38	(a)	02/20/22	17,895	18,496
GNMA #8934	3.38	(a)	03/20/22	30,283	31,301
GNMA #8978	3.38	(a)	05/20/22	74,074	76,417
GNMA #80053	3.38	(a)	03/20/27	3,490	3,608
GNMA #80058	3.38	(a)	04/20/27	3,598	3,711
GNMA #80185	3.38	(a)	04/20/28	36,070	37,211
GNMA #80264	3.25	(a)	03/20/29	38,471	39,727
GNMA #80283	3.38	(a)	05/20/29	23,383	24,122
GNMA #80300	3.63	(a)	07/20/29	20,371	21,065
GNMA #80309	3.63	(a)	08/20/29	8,647	8,941
GNMA #80363	3.25	(a)	01/20/30	71,027	73,347
GNMA #80426	3.63	(a)	07/20/30	3,183	3,291
GNMA #80452	3.63	(a)	09/20/30	19,836	20,511
GNMA #80475	2.88	(a)	12/20/30	36,657	37,749
GNMA #80577	2.75	(a)	02/20/32	6,040	6,207
GNMA #80684	3.38	(a)	04/20/33	17,047	17,586
GNMA #81129	4.50	(a)	10/20/34	432,983	449,398
GNMA #510280	6.00		08/15/14	10,112	10,971
GNMA #583189	4.50		02/20/17	58,576	62,017
GNMA #607494	5.00		04/15/19	43,548	46,680
GNMA #616274	5.00		02/15/19	40,853	43,742
GNMA #780336	6.50		02/15/11	209	208
GNMA 1996-4	7.00		04/16/26	5,571	5,866
GNMA 2001-53	5.50		10/20/31	40,154	41,591
GNMA 2001-53	0.61	(a)	10/20/31	7,406	7,409
GNMA 2001-61	0.76	(a)	09/20/30	6,696	6,698
GNMA 2002-15	5.50		11/20/31	73,644	77,280
GNMA 2002-20	4.50		03/20/32	26,907	28,888
GNMA 2002-88	5.00		05/16/31	64,693	66,487
GNMA 2003-11	4.00		10/17/29	50,801	53,384
GNMA 2003-12	4.50		02/20/32	31,317	32,856

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest
	Rate/		Maturity	Face
	Yield		Date	Amount	Value
MORTGAGE BACKED SECURITIES - continued
GNMA 2003-26	0.71	%(a)	04/16/33	$16,627	$16,671
GNMA 2003-97	4.50		03/20/33	69,600	73,925
GNMA 2004-17	4.50		12/20/33	166,764	174,812
GNMA 2004-102	5.50		04/20/34	82,068	92,876
GNMA 2005-56	5.00		08/20/31	98,512	100,558
GNMA 2007-30	5.50		03/20/35	69,396	69,903
GNMA 2008-50	5.50		06/16/38	604,641	622,619
Government Lease Trust 99-C1A (b)	4.00		05/18/11	522,959	532,028
Government Lease Trust 99-C1A (b)	4.00		05/18/11	165,000	167,861
GS Mortgage Securities Corp. II 2001-LIBA (b)	6.73		02/14/16	315,000	321,747

Total Mortgage Backed Securities (Cost $ 4,216,843)					4,375,909

MUNICIPAL BONDS (4.9% of portfolio)
Anchorage, Alaska	5.50		12/01/20	150,000	151,224
Arizona State University	5.38		07/01/19	700,000	758,618
Bel Aire, Kansas	7.50		05/01/35	435,000	499,771
Bel Aire, Kansas	7.75		05/01/41	555,000	641,125
Broward County, Florida	5.25		01/01/16	250,000	255,500
Broward County, Florida	5.25		01/01/17	300,000	306,600
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	280,000	284,147
Johnson City, Tennessee — Public Building Authority	7.00		09/01/18	100,000	105,394
Miami-Dade County, Florida Educational Facilities Authority	4.32		04/01/12	695,000	729,542

Total Municipal Bonds (Cost $3,693,084)					3,731,921

CORPORATE BONDS (16.8% of portfolio)
Ally Bank	1.00		10/21/10	250,000	250,060
American Express Bank	1.70		11/29/10	250,000	250,457
Bank of the Cascades	2.65		02/12/12	1,000,000	1,013,913
CIT Bank	1.80		11/29/10	250,000	250,493
Citibank N.A.	1.63		03/30/11	1,000,000	1,007,178
Citibank N.A.	1.50		07/12/11	350,000	353,176
Discover Bank	1.55		11/08/10	100,000	100,098
FirstBank Puerto Rico	1.65		02/20/13	250,000	251,188
GE Capital Financial Inc.	2.50		05/31/11	250,000	253,250
GE Money Bank	1.75		07/23/13	250,000	251,321
General Electric Capital Corp.	1.63		01/07/11	1,000,000	1,003,991
General Electric Capital Corp.	1.80		03/11/11	1,000,000	1,006,987
General Electric Capital Corp.	3.00		12/09/11	1,000,000	1,030,373
GMAC LLC	2.20		12/19/12	500,000	516,897
JPMorgan Chase & Co.	1.65		02/23/11	1,000,000	1,005,145
Morgan Stanley	3.25		12/01/11	1,000,000	1,032,689
New York Community Bank	3.00		12/16/11	1,000,000	1,029,859
Oriental Bank & Trust	2.75		03/16/12	1,000,000	1,027,183
Rowan Companies Inc.	2.80		10/20/13	66,665	66,754
Sallie Mae Bank	2.35		05/06/11	100,000	101,077
State Street Corp.	1.85		03/15/11	1,000,000	1,007,493

Total Corporate Bonds (Cost $12,627,276)					12,809,582

U. S. GOVERNMENT AND AGENCY OBLIGATIONS (58.7% of portfolio)
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/11	1,000,000	992,930
FDIC Structured Sale Guaranteed Notes (b)	0.00	(c)	10/25/12	1,000,000	972,520
Government Trust Certificate (Sri Lanka Trust)	0.66	(a)	06/15/12	50,000	50,000
National Archives Facility Trust	8.50		09/01/19	44,674	54,290
Overseas Private Investment Corp.	5.35	(d)	07/31/11	544,870	668,560
Overseas Private Investment Corp.	4.55	(d)	09/15/11	2,000,000	2,298,420
Overseas Private Investment Corp.	4.90	(e)	12/10/17	1,500,000	1,715,340
Overseas Private Investment Corp.	1.45	(d)	09/20/13	3,015,000	3,036,346
Overseas Private Investment Corp.	5.08	(e)	12/10/13	250,000	327,105
Overseas Private Investment Corp.	1.90	(e)	12/31/13	1,000,000	1,022,880

SHORT-TERM GOVERNMENT SECURITIES FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest
	Rate/		Maturity	Face
	Yield		Date	Amount	Value
U. S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	3.46	%(d)	07/12/14	$500,000	$530,680
Overseas Private Investment Corp.	1.84	(d)	07/12/14	1,500,000	1,511,130
Overseas Private Investment Corp.	4.10		11/15/14	131,600	138,249
Overseas Private Investment Corp.	3.74		04/15/15	103,406	107,659
Overseas Private Investment Corp.	4.81	(e)	07/12/16	200,000	239,616
Overseas Private Investment Corp.	4.87	(e)	09/07/16	1,000,000	1,101,524
Overseas Private Investment Corp.	3.62		09/15/16	52,170	55,056
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,000,000	1,139,050
Overseas Private Investment Corp.	4.59	(e)	12/09/16	1,300,000	1,480,765
Overseas Private Investment Corp.	3.56	(d)	04/23/17	2,000,000	2,146,220
Overseas Private Investment Corp.	5.66	(e)	06/10/18	500,000	665,944
Overseas Private Investment Corp.	2.00	(e)	06/10/18	1,500,000	1,532,085
Overseas Private Investment Corp.	1.84	(e)	06/10/18	1,000,000	1,000,000
Philippine Power Trust I (b)	5.40		09/26/18	476,190	503,329
Private Export Funding Corp.	4.97		08/15/13	1,100,000	1,230,440
SALLIE MAE	7.30		08/01/12	1,875,000	2,114,991
U.S. Department of Housing and Urban Development	7.50		08/01/11	102,000	102,592
U.S. Department of Housing and Urban Development	4.79		08/01/11	514,000	533,103
U.S. Department of Housing and Urban Development	6.93		08/01/13	340,000	343,100
U.S. Department of Housing and Urban Development	7.72		08/01/13	360,000	362,550
U.S. Department of Housing and Urban Development	7.63		08/01/14	90,000	90,705
U.S. Department of Housing and Urban Development	7.91		08/01/17	197,000	198,157
U.S. Department of Housing and Urban Development	5.77		08/01/17	1,000,000	1,090,311
U.S. Department of Housing and Urban Development	7.93		08/01/18	430,000	432,564
U.S. Department of Housing and Urban Development	6.07		08/01/21	500,000	543,859
U.S. Department of Housing and Urban Development	6.12		08/01/22	1,000,000	1,085,350
United States Treasury Note	1.38		05/15/12	4,000,000	4,064,844
United States Treasury Note	1.50		07/15/12	1,000,000	1,020,234
United States Treasury Note	1.38		09/15/12	3,000,000	3,055,194
United States Treasury Note	1.13		12/15/12	1,000,000	1,014,062
United States Treasury Note	1.38		02/15/13	3,000,000	3,060,234
United States Treasury Note	1.38		05/15/13	1,000,000	1,020,940

Total U.S. Government and Agency Obligations (Cost $43,479,730)					44,652,928

COMMERCIAL PAPER (4.9% of portfolio)
UBS Finance (Delaware) Ltd.	0.19		10/01/10	3,746,000	3,746,000

Total Comercial Paper (Cost $3,746,000)					3,746,000

MONEY MARKET ACCOUNTS (5.5% of portfolio)
SSgA Money Market Fund	0.01	(f)		459,321	459,321
SSgA Prime Money Market Fund	0.18	(f)		3,746,000	3,746,000

Total Money Market Accounts (Cost $4,205,321)					4,205,321

TOTAL INVESTMENTS IN SECURITIES (Cost $74,343,476) - 100%					$76,070,970

(a)	Variable coupon rate as of September 30, 2010.

(b)	144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $3,490,415 and represents 4.6% of total investment.

(c)	Zero coupon rate.

(d)	Interest is paid at maturity.

(e)	Interest is paid at put date.

(f)	7-day yield at September 30, 2010.

At September 30, 2010, the cost of investment securities for tax purposes was $74,343,476. Net unrealized appreciation of investment securities was $1,727,494 consisting of unrealized gains of $1,785,389 and unrealized losses of $57,895.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
• Level 1 — quoted prices in active markets for identical investments;
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$44,652,928	$—	$44,652,928
Corporate Bonds	$—	$12,809,582	$—	$12,809,582
Mortgage Backed Securities	$—	$4,375,909	$—	$4,375,909
Municipal Bonds	$—	$3,731,921	$—	$3,731,921
Asset Backed Securities	$—	$2,549,309	$—	$2,549,309
Commercial Paper	$—	$3,746,000	$—	$3,746,000
Cash Equivalents	$4,205,321	$—	$—	$4,205,321

Total	$4,205,321	$71,865,649	$—	$76,070,970

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

SHORT-TERM BOND FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS (32.8% of portfolio)
BASIC INDUSTRIES - 5.0%
Amgen Inc.	0.13%		02/01/11	$1,750,000	$1,743,437
Atlantic Richfield Co.	8.50		04/01/12	160,000	172,135
Atlantic Richfield Co.	8.60		05/15/12	1,200,000	1,275,404
Chevron Corp.	3.45		03/03/12	250,000	259,610
E.I. Du Pont de Nemours Co.	0.06	(a)	02/15/38	785,000	775,518
General Electric Co.	5.00		02/01/13	1,625,000	1,764,659
Halliburton Co. (b)	5.50		10/15/10	100,000	100,128
Ingersoll-Rand Global Holding Co. LTD.	9.50		04/15/14	350,000	433,067
PACCAR Inc.	6.38		02/15/12	1,300,000	1,393,138
PACCAR Inc.	1.47	(a)	09/14/12	1,100,000	1,121,776
Pepsico Capital Resources Inc.	0.00	(c)	04/01/12	420,000	411,220
PPG Industries Inc.	5.75		03/15/13	470,000	514,744
SeaRiver Maritime, Inc.	0.00	(c)	09/01/12	3,580,000	3,418,059
Vulcan Materials Co.	1.54	(a)	12/15/10	1,800,000	1,802,461
Whirlpool Corp.	8.00		05/01/12	125,000	136,214

Total Basic Industries					15,321,570

CONSUMER STAPLES - 0.3%
Food Products
General Mills Inc.	11.97	(a)	10/15/22	675,000	676,687
H.J. Heinz Co. (b)	15.59	(a)	12/01/20	150,000	175,047

Total Consumer Staples					851,734

CONSUMER DISCRETIONARY - 0.2%
Multimedia
Walt Disney Co.	6.38		03/01/12	475,000	512,568

Total Consumer Discretionary					512,568

FINANCE - 19.3%
Banks
Allied Irish Banks NY	2.05	(a)	03/02/12	3,600,000	3,594,780
Allied Irish Banks NY	2.63	(a)	08/13/12	3,500,000	3,496,910
Allied Irish Banks NY	3.44	(a)	09/28/12	2,450,000	2,462,392
BA Covered Bond Issuer (b)	5.50		06/14/12	800,000	844,808
Bank of America Corp.	7.23		08/15/12	200,000	218,700
Citigroup Inc.	6.50		01/18/11	500,000	508,375
Citigroup Inc.	6.00		12/13/13	975,000	1,068,974
Comerica Bank	0.44	(a)	05/24/11	1,985,000	1,975,855
Key Bank N.A.	7.41		10/15/27	1,050,000	1,178,258
Landesbank Baden-Wueterttemberg NY	5.05		12/30/15	100,000	116,200
National City Bank	6.25		03/15/11	340,000	347,719
National City Bank of Kentucky	6.30		02/15/11	985,000	1,005,148
National City Corp.	4.00		02/01/11	3,925,000	3,959,344
Union Bank N.A.	5.95		05/11/16	525,000	577,207
US Bank N.A.	5.92		05/25/12	353,377	369,568
Consumer Loans
American Express Credit Corp.	7.30		08/20/13	525,000	603,450
American General Finance Corp.	4.88		07/15/12	375,000	354,375
General Electric Capital Corp.	1.16	(a)	02/18/11	260,000	259,910
General Electric Capital Corp.	6.00		09/12/11	295,000	299,951
General Electric Capital Corp.	5.25		02/21/12	480,000	504,576
General Electric Capital Corp.	8.13		05/15/12	750,000	822,391
General Electric Capital Corp.	0.59	(a)	03/20/13	1,650,000	1,604,460
General Electric Capital Corp.	0.36	(a)	12/20/13	700,000	666,710
General Electric Capital Corp.	0.44	(a)	09/15/14	2,350,000	2,242,523
General Electric Capital Corp.	0.18	(a)	12/01/51	125,000	123,906
HSBC Finance Corp.	6.75		05/15/11	225,000	232,934
HSBC Finance Corp.	0.63	(a)	08/09/11	1,575,000	1,573,134

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
HSBC Finance Corp.	5.00%		12/15/11	$250,000	$256,691
John Deere Capital Corp.	2.00		04/15/11	1,150,000	1,149,047
Washington Mutual Finance Corp.	6.88		05/15/11	1,775,000	1,836,369
Diversified Financial Services
CIT Group Funding Co. of Delaware	10.25		05/01/13	67,639	70,345
CIT Group Funding Co. of Delaware	10.25		05/01/14	101,459	105,446
CIT Group Funding Co. of Delaware	10.25		05/01/15	101,459	105,010
CIT Group Funding Co. of Delaware	10.25		05/01/16	169,098	175,016
CIT Group Funding Co. of Delaware	10.25		05/01/17	236,738	245,024
CIT Group Inc.	7.00		05/01/13	84,651	85,074
CIT Group Inc.	7.00		05/01/14	126,977	126,660
CIT Group Inc.	7.00		05/01/15	126,977	126,025
CIT Group Inc.	7.00		05/01/16	211,629	208,455
CIT Group Inc.	7.00		05/01/17	296,280	289,984
PACCAR Financial Corp.	4.03	(a)	01/12/11	1,125,000	1,135,892
Insurance
Aetna Inc.	7.88		03/01/11	600,000	617,423
Aetna Inc.	5.75		06/15/11	600,000	620,590
American International Group, Inc.	4.70		10/01/10	1,475,000	1,475,000
American International Group, Inc.	5.38		10/18/11	1,225,000	1,264,812
American International Group, Inc.	4.25		05/15/13	3,425,000	3,536,312
Berkshire Hathaway Inc.	1.40		02/10/12	2,350,000	2,371,437
Genworth Global Funding	5.20		10/08/10	1,925,000	1,925,654
Genworth Global Funding	5.13		03/15/11	100,000	101,645
Genworth Global Funding	5.38		09/15/11	1,590,000	1,648,084
Hartford Life Global Funding	5.20		02/15/11	660,000	669,174
Hartford Life Global Funding	0.39	(a)	03/15/11	250,000	249,393
Hartford Life Global Funding	0.63	(a)	01/17/12	1,150,000	1,136,629
Health Care Service Corp. (b)	7.75		06/15/11	275,000	280,174
Loews Corp.	8.88		04/15/11	1,050,000	1,095,031
Principal Life Income Funding	2.45	(a)	03/01/12	500,000	499,195
Protective Life Secured Trust	4.00		04/01/11	450,000	457,389
Protective Life Secured Trust	3.17	(a)	07/10/12	750,000	755,145
Reliance Standard Life (b)	5.63		03/15/11	800,000	814,110
Travelers Insurance Co. Instutional Funding Ltd.	0.77	(a)	06/15/11	300,000	298,924
Investment Banker/ Broker
Morgan Stanley	2.88	(a)	05/14/13	1,775,000	1,808,888

Total Finance					58,552,605

HEALTH CARE - 1.3%
Health Care Equipment & Supplies
Medtronic Inc.	1.50		04/15/11	2,150,000	2,152,688
Pharmaceuticals
Allergan Inc.	7.47		04/17/12	350,000	373,560
Elly Lilly & Co.	3.55		03/06/12	225,000	233,814
Novartis Capital Corp.	1.90		04/24/13	475,000	487,592
Pfizer Inc.	4.45		03/15/12	675,000	710,527

Total Health Care					3,958,181

INFORMATION TECHNOLOGY - 0.9%
Communication Equipment
Cisco Systems Inc.	5.25		02/22/11	450,000	458,213
Computers
Dell Inc.	3.38		06/15/12	225,000	234,267
Dell Inc.	1.40		09/10/13	650,000	652,457
Hewlett Packard Co.	2.25		05/27/11	450,000	455,901
Hewlett Packard Co.	4.25		02/24/12	975,000	1,022,288

Total Information Technology					2,823,126

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
CORPORATE BONDS - continued
TRANSPORTATION - 1.5%
Airline
Southwest Airlines Inc.	8.70%		07/01/11	$173,142	$176,400
Southwest Airlines Inc.	7.22		07/01/13	654,686	686,295
Road & Rail
Burlington Northern & Santa Fe Railway Co.	6.20		05/01/13	225,000	248,919
Burlington Northern & Santa Fe Railway Co.	4.58		01/15/21	1,091,324	1,187,522
Burlington Northern & Santa Fe Railway Co.	4.83		01/15/23	164,632	182,421
Consolidated Rail Corp.	6.76		05/25/15	100,850	95,153
CSX Transportation Inc.	8.38		10/15/14	230,333	274,923
GATX Corp.	9.00		11/15/13	226,513	265,210
GATX Corp.	8.75		05/15/14	125,000	147,643
Union Pacific Railroad Co.	7.28		06/01/11	100,000	103,806
Union Pacific Railroad Co.	6.73		12/01/11	1,000,000	1,059,284
Union Pacific Railroad Co.	6.85		01/02/19	83,556	98,102

Total Transportation					4,525,678

UTILITIES - 4.3%
Electric & Gas
Aquila Inc.	11.88		07/01/12	250,000	287,691
Colonial Pipeline (b)	7.75		11/01/10	565,000	567,733
Energy East Corp.	6.75		06/15/12	100,000	108,284
Entergy Louisiana LLC	5.83		11/01/10	100,000	100,223
FPL Group Capital Inc.	0.82	(a)	11/09/12	2,475,000	2,478,049
Georgia Power Co.	0.61	(a)	03/15/13	1,650,000	1,654,910
Georgia Power Co.	1.30		09/15/13	1,725,000	1,729,076
Michigan Consolidated Gas Co.	7.06		05/01/12	325,000	350,775
Nisource Finance Corp.	7.88		11/15/10	325,000	327,248
Northern Illinois Gas Co.	6.63		02/01/11	405,000	413,127
Rochester Gas & Electric Corp.	6.95		04/01/11	1,400,000	1,441,499
Southern California Gas Co.	4.80		10/01/12	165,000	174,915
Southern Co. Capital Funding, Inc.	5.75		11/15/15	525,000	527,591
Telephone
AT&T Corp.	7.30		11/15/11	250,000	267,751
Nextel Communications, Inc.	7.38		08/01/15	1,350,000	1,356,750
Verizon Pennsylvania Inc.	5.65		11/15/11	1,350,000	1,417,416

Total Utilities					13,203,038

Total Corporate Bonds (Cost $96,877,836)					99,748,500

YANKEE BONDS (9.4% of portfolio)
Bank of Ireland (b)	2.75		03/02/12	1,825,000	1,774,007
BMW Finance NV	5.00		02/02/11	1,150,000	1,163,834
BP Capital Markets PLC	4.75		11/10/10	425,000	425,550
BP Capital Markets PLC	1.29	(a)	03/17/11	750,000	750,741
BP Capital Markets PLC	2.38		12/14/11	1,450,000	1,455,867
BP Capital Markets PLC	3.13		03/10/12	3,550,000	3,619,520
DEPFA ACS Bank	4.75		10/12/10	2,450,000	2,450,549
DEPFA ACS Bank (b)	4.88		10/28/15	500,000	511,687
Hydro-Quebec	6.27		01/03/26	80,000	103,600
International Bank for Reconstruction and Development	0.00	(c)	01/15/11	875,000	873,225
International Bank for Reconstruction and Development	0.00	(c)	04/15/11	250,000	249,101
International Bank for Reconstruction and Development	0.00	(c)	10/15/11	250,000	248,264
Irish Life & Permanent (b)	3.60		01/14/13	4,525,000	4,275,120
Japan Finance Corp.	2.00		06/24/11	1,125,000	1,136,705
Korea Development Bank	8.00		01/23/14	500,000	584,879
Norsk Hydro ASA	9.00		04/15/12	600,000	670,010
Province of Ontario	3.38		05/20/11	1,125,000	1,146,761
Royal Bank of Scottland PLC	3.40		08/23/13	1,225,000	1,255,876

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
YANKEE BONDS - continued
Royal Philips Electronics NV	4.63%		03/11/13	$475,000	$514,875
Santander US Debt SA Unipersonal (b)	0.92	(a)	10/21/11	975,000	965,923
Scotland International Financial No. 2 (b)	6.50		02/15/11	100,000	101,301
Shell International Finance BV	5.63		06/27/11	1,100,000	1,142,090
Shell International Finance BV	1.88		03/25/13	700,000	716,510
Trans-Canada Pipelines Ltd.	8.63		05/15/12	2,195,000	2,457,480

Total Yankee Bonds (Cost $28,417,347)					28,593,475

ASSET BACKED SECURITIES (22.2% of portfolio)
Access Group Inc. 01	0.68	(a)	05/25/29	789,924	689,445
Access Group Inc. 05	0.73	(a)	07/25/22	1,427,003	1,265,475
ACLC Franchise Loan Receivables Trust 97-A (b)	0.71	(a)	09/17/12	5,339	4,346
ACLC Franchise Loan Receivables Trust 97-B (b)	6.73		04/15/14	142,687	128,848
Advanta Business Card Master Trust 06-A3	5.30		05/21/12	102,155	102,627
Advanta Business Card Master Trust 06-A5	5.10		09/20/12	87,124	87,506
AEP Texas Central Transition Funding 06-A	4.98		07/01/15	298,769	316,142
Americredit Automobile Receivables Trust 05-CF	4.63		06/06/12	34,620	34,645
Americredit Automobile Receivables Trust 05-DA	5.02		11/06/12	54,866	54,909
Americredit Automobile Receivables Trust 06-AF	5.64		09/06/13	155,600	158,017
Americredit Automobile Receivables Trust 06-BG	5.21		09/06/13	682,097	697,010
Americredit Automobile Receivables Trust 06-RM	5.42		08/08/11	45,671	45,714
Americredit Automobile Receivables Trust 06-RM	5.53		01/06/14	2,960,000	3,031,771
Americredit Automobile Receivables Trust 07-AX	0.30	(a)	10/06/13	1,103,428	1,100,017
Americredit Automobile Receivables Trust 07-CM	5.55		04/07/14	150,000	156,080
Americredit Automobile Receivables Trust 07-CM	0.34	(a)	04/07/14	1,125,000	1,121,256
Americredit Automobile Receivables Trust 07-DF	5.56		06/06/14	424,854	447,599
Americredit Automobile Receivables Trust 08-AF	6.96		10/14/14	400,000	433,490
Americredit Automobile Receivables Trust 10-B	1.18		02/06/14	1,025,000	1,029,197
Bayview Auto Trust 05-LJ1	4.09		05/25/12	181,396	184,710
CIT Equipment Collateral 08-VT1	6.59		12/22/14	798,581	823,487
CIT Marine Trust 99-A	6.25		11/15/19	369,077	354,485
Community Reinvestment Revenue Notes 19 (b)	4.68		08/01/35	720,000	643,106
CPS Auto Trust 05-C (b)	4.79		05/15/12	76,104	76,205
CPS Auto Trust 07-C (b)	5.92		05/15/14	1,584,990	1,660,524
CPS Auto Trust 08-A (b)	6.48		07/15/13	398,024	409,815
Credit Acceptance Auto Loan Trust 09-1 (b)	3.96		11/15/16	1,150,000	1,156,831
DVI Receivables Corp. 00-2	7.12		11/12/10	98,350	6,396
DVI Receivables Corp. 01-2	3.52		11/11/10	337,953	1,262
DVI Receivables Corp. 03-1	0.76	(a)	03/14/11	405,170	1,519
E-Trade RV & Marine Trust 04-1	3.62		10/08/18	133,035	133,386
First Financial Credit Card Master Note Trust II 09-C (b)	7.00		10/15/15	1,675,000	1,675,842
First Financial Credit Card Master Note Trust II 10-B (b)	3.00		07/17/17	3,050,000	2,990,277
First Financial Credit Card Master Note Trust II 10-C (b)	5.19		09/17/18	450,000	450,477
First National Master Note Trust 09-3	1.61	(a)	07/15/15	1,450,000	1,455,206
Ford Credit Auto Owner Trust 07-A	5.47		06/15/12	674,344	689,674
GS Auto Loan Trust 07-1	5.48		12/15/14	1,825,000	1,879,579
Hertz Vehicle Financing LLC 05-2 (b)	5.08		11/25/11	450,000	451,865
Household Credit Card Master Note Trust 07-2	0.81	(a)	07/15/13	175,000	174,926
KeyCorp Student Loan Trust 99-B	0.75	(a)	08/25/27	131,100	127,205
KeyCorp Student Loan Trust 00-A	0.64	(a)	05/25/29	2,656,761	2,171,856
KeyCorp Student Loan Trust 00-B	0.81	(a)	07/25/29	2,165,829	1,759,843
KeyCorp Student Loan Trust 01-A	0.56	(a)	06/27/31	1,243,176	956,380
KeyCorp Student Loan Trust 03-A	0.81	(a)	10/25/25	102,892	102,532
KeyCorp Student Loan Trust 04-A	0.79	(a)	10/28/41	841,687	697,069
KeyCorp Student Loan Trust 05-A	0.42	(a)	03/27/24	243,364	231,073
KeyCorp Student Loan Trust 06-A	0.37	(a)	06/27/25	584,740	557,650
Long Beach Auto Receivables Trust 05-A	4.25		04/15/12	45,038	45,090

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
ASSET BACKED SECURITIES - continued
Long Beach Auto Receivables Trust 05-B	4.52%		06/15/12	$272,359	$272,699
Long Beach Auto Receivables Trust 06-A	5.50		05/15/13	570,408	571,352
Long Beach Auto Receivables Trust 06-B	5.18		09/15/13	392,420	396,616
Long Beach Auto Receivables Trust 07-A	5.03		01/15/14	182,399	185,511
Marriott Vacation Club Owners Trust 06-1A (b)	5.74		04/20/28	148,845	154,425
Marriott Vacation Club Owners Trust 08-1A (b)	7.20		05/20/30	406,214	442,192
Merrill Auto Trust Securitization 07-01	0.32	(a)	12/15/13	453,480	451,893
National Collegiate Student Loan Trust 04-1	0.55	(a)	06/25/27	5,897,499	5,295,184
National Collegiate Student Loan Trust 05-1	0.40	(a)	10/26/26	1,185,000	1,108,762
National Collegiate Student Loan Trust 05-3	0.50	(a)	07/25/28	700,000	605,770
National Collegiate Student Loan Trust 06-1	0.45	(a)	05/25/26	825,000	710,405
National Collegiate Student Loan Trust 07-1	0.30	(a)	06/25/25	3,124,136	3,056,053
Prestige Auto Receivables Trust 06-1A (b)	5.25		06/17/13	287,891	298,642
Prestige Auto Receivables Trust 09-1A (b)	5.67		04/15/17	434,969	437,706
Santander Drive Auto Receivables Trust 07-2	1.06	(a)	08/15/14	568,468	568,815
Santander Drive Auto Receivables Trust 07-3	5.52		10/15/14	1,332,909	1,369,502
SLC Student Loan Trust 06-A	0.83	(a)	07/15/36	1,450,000	1,073,000
SLC Student Loan Trust 06-A	0.98	(a)	07/15/36	1,550,000	999,209
SLM Student Loan Trust 03-B	0.69	(a)	03/15/22	4,753,947	4,353,307
SLM Student Loan Trust 04-A	0.49	(a)	03/16/20	2,000,000	1,870,696
SLM Student Loan Trust 05-A	0.43	(a)	12/15/20	288,472	275,567
SLM Student Loan Trust 06-A	0.37	(a)	12/15/20	97,101	96,670
SLM Student Loan Trust 06-B	0.34	(a)	06/15/21	1,617,612	1,604,004
SLM Student Loan Trust 06-C	0.42	(a)	06/15/21	1,300,000	1,207,123
Small Business Administration 02-20K	5.08		11/01/22	159,979	173,030
Small Business Administration 03-10B	3.39		03/01/13	61,014	62,157
Small Business Administration 03-P10B	5.14		08/10/13	50,248	53,485
Small Business Administration 05-10E	4.54		09/01/15	105,236	110,591
Tidewater Auto Receivable Trust 10-A (b)	5.92		05/15/17	355,625	356,154
Triad Automobile Receivables Trust 06-B	5.52		11/12/12	86,814	87,723
Triad Automobile Receivables Trust 06-C	5.31		05/13/13	354,309	361,944
Triad Automobile Receivables Trust 07-A	0.32	(a)	02/12/14	1,968,997	1,940,368
UPFC Auto Receivables Trust 07-A	5.53		07/15/13	61,269	61,998
Washington Mutual Master Note Trust 07-A4A (b)	5.20		10/15/14	925,000	926,118
World Financial Network Credit Card Master Trust 09-A	4.60		09/15/15	2,950,000	3,052,992

Total Asset Backed Securities (Cost $65,198,353)					67,364,027

MORTGAGE BACKED SECURITIES (14.2% of portfolio)
Accredited Mortgage Loan Trust 03-1	4.33	(a)	06/25/33	226,449	195,614
ACE Securities Corp. 06-ASL1	0.40	(a)	02/25/36	719,723	121,622
ACE Securities Corp. 06-GP1	0.39	(a)	02/25/31	317,142	236,907
ACE Securities Corp. 06-SL1	0.42	(a)	09/25/35	228,336	47,665
Adjustable Rate Mortgage Trust 05-10	3.04	(a)	01/25/36	161,321	108,062
American Business Financial Services 02-1	7.01		12/15/32	77,586	49,483
American Home Mortgage Investment Trust 05-01	2.46	(a)	06/25/45	357,954	293,811
American Home Mortgage Investment Trust 05-03	4.97		09/25/35	56,022	53,336
Amresco Residential Securities 98-1	7.57		10/25/27	99,858	107,213
Banc of America Alternative Loan Trust Inc. 07-2	5.75		06/25/37	260,321	194,618
Banc of America Funding Corp. 04-A	4.95	(a)	09/20/34	105,912	108,701
Banc of America Funding Corp. 05-G	5.18	(a)	10/20/35	1,233,412	1,170,005
Banc of America Funding Corp. 07-5	6.50		07/25/37	163,806	146,929
Banc of America Mortgage Securites Inc. 02-J	3.25	(a)	09/25/32	13,800	13,473
Banc of America Mortgage Securities Inc. 05-1	5.00		02/25/20	98,156	100,274
Banc of America Mortgage Securities Inc. 05-C	2.99	(a)	04/25/35	88,577	69,428
Bayview Financial Asset Trust 07-SSR1 (b)	0.71	(a)	03/25/37	335,046	151,019
Bear Stearns Adjustable Rate Mortgage Trust 04-10	3.24	(a)	01/25/35	563,766	472,648
Bear Stearns Adjustable Rate Mortgage Trust 05-12	5.38	(a)	02/25/36	120,495	105,469
Bear Stearns ALT-A Trust 04-11	3.23	(a)	11/25/34	28,660	21,043

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Bear Stearns ALT-A Trust 05-4	2.88	%(a)	05/25/35	$168,719	$131,869
Bear Stearns ALT-A Trust 05-9	5.48	(a)	11/25/35	113,923	79,853
Bear Stearns ALT-A Trust 06-6	5.15	(a)	11/25/36	267,019	164,486
Bear Stearns Asset Backed Securities Trust 03-3	0.85	(a)	06/25/43	101,046	88,739
Bear Stearns Asset Backed Securities Trust 04-HE5	1.51	(a)	07/25/34	390,000	265,589
Bear Strearns Structured Products Inc., 00-1	3.96	(a)	08/28/33	135,683	127,974
CDC Mortgage Capital Trust 02-HE1	0.88	(a)	01/25/33	560,780	423,899
Chase Mortgage Finance Corp. 03-S2	5.00		03/25/18	40,190	41,237
Chase Mortgage Finance Corp. 05-A1	5.40	(a)	12/25/35	57,951	54,731
Chase Mortgage Finance Corp. 06-A1	5.89	(a)	09/25/36	8,894	8,743
Chaseflex Trust 05-2	6.00		06/25/35	183,063	165,378
CITICORP Mortgage Securities, Inc. 88-11	2.23	(a)	08/25/18	30,595	30,834
CITICORP Mortgage Securities, Inc. 88-17	2.14	(a)	11/25/18	45,770	46,084
CITICORP Mortgage Securities, Inc. 07-1	5.50		01/25/22	445,110	425,757
CITICORP Mortgage Securities, Inc. 07-1	5.89	(d)	03/25/37	350,000	336,752
Citigroup Mortgage Loan Trust, Inc. 05-7	2.65	(a)	09/25/35	463,415	261,805
Cityscape Home Equity Loan Trust 96-2	8.10		08/25/26	198,984	205,584
CMO Trust 17	7.25		04/20/18	1,025	1,071
Conseco Finance Securitizations Corp. 01-2	6.60		02/01/33	257,841	250,206
Contimortgage Home Equity Loan Trust 95-2	8.10		08/15/25	40,763	38,401
Countrywide Alternative Loan Trust 04-24CB	6.00		11/25/34	107,296	107,717
Countrywide Alternative Loan Trust 05-11CB	5.50		06/25/35	258,287	212,335
Countrywide Alternative Loan Trust 05-43	5.59	(a)	10/25/35	70,651	53,598
Countrywide Asset Backed Certificate 02-S2	5.98		01/25/17	361,922	342,356
Countrywide Asset Backed Certificate 02-S4	5.22	(a)	10/25/17	555,919	522,802
Countrywide Asset Backed Certificate 04-S1	4.62		02/25/35	141,101	131,651
Countrywide Asset Backed Certificate 06-S7	5.71		11/25/35	200,913	114,107
Countrywide Asset Backed Certificate 07-S1	5.69		11/25/36	257,424	153,033
Countrywide Asset Backed Certificate 07-S3	0.40	(a)	05/25/37	247,007	221,504
Countrywide Home Loans 03-49	4.57	(a)	12/19/33	143,913	143,869
Countrywide Home Loans 03-J13	5.25		01/25/24	372,241	377,517
Countrywide Home Loans 05-HYB8	5.33	(a)	12/20/35	238,919	196,941
Countrywide Home Loans 06-HYB5	5.52	(a)	09/20/36	122,096	73,237
Credit Suisse First Boston Mortgage 03-21	1.76	(a)	09/25/33	14,077	14,148
Credit Suisse First Boston Mortgage 03-21	4.75		08/25/18	188,492	193,668
Credit Suisse First Boston Mortgage 03-AR24	2.81	(a)	10/25/33	422,706	394,636
Credit Suisse First Boston Mortgage 03-FFA	6.10	(a)	02/25/33	291,445	271,858
Credit Suisse First Boston Mortgage 04-4	5.50		06/25/15	222,395	226,909
Credit Suisse First Boston Mortgage 04-AR3	2.97	(a)	04/25/34	123,683	115,498
Credit Suisse First Boston Mortgage 05-10	5.25		11/25/20	415,701	403,299
Credit Suisse First Boston Mortgage 06-1	0.39	(a)	05/25/36	542,006	494,013
Credit Suisse First Boston Mortgage 06-2	5.41	(a)	07/25/36	1,120,000	100,099
DLJ Mortgage Acceptance Corp. 91-3	2.15	(a)	02/20/21	32,437	31,865
Encore Credit Receivables Trust 05-3	0.75	(a)	10/25/35	675,000	499,475
FHLMC 2419	5.50		03/15/17	5,901	6,675
FHLMC 2586	3.50		12/15/32	111,065	112,205
FHLMC 2649	4.50		07/15/18	541,181	577,117
FHLMC 3061	5.50		07/15/16	401,817	431,321
FHLMC 780754	4.62	(a)	08/01/33	29,539	31,121
FHLMC R009	5.75		12/15/18	207,046	214,440
FHLMC R010	5.50		12/15/19	570,954	592,879
FHLMC R013	6.00		12/15/21	162,555	167,813
First Alliance Mortgage Loan Trust 94-1	5.85		04/25/25	23,024	19,811
First Alliance Mortgage Loan Trust 94-2	7.63		07/25/25	24,555	22,763
First Alliance Mortgage Loan Trust 94-3	7.83		10/25/25	603	579
First Horizon Mortgage Alternative Mortgage Securities 04-AA3	2.55	(a)	09/25/34	44,961	40,251
First Horizon Mortgage Pass-Through Trust 05-AR2	2.78	(a)	05/25/35	240,265	206,194
FNMA 03-05	4.25		08/25/22	89,632	93,361

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
FNMA 03-38	5.00%		03/25/23	$116,538	$126,490
FNMA 03-81	4.75		09/25/18	202,787	210,334
FNMA 03-86	4.50		09/25/18	346,560	367,826
FNMA 04-34	5.50		05/25/19	495,205	515,203
FNMA 06-10	5.75		09/25/20	8,065	8,094
FNMA 813842	2.08	(a)	01/01/35	33,796	34,824
GMAC Mortgage Corp. Loan Trust 05-AR3	3.23	(a)	06/19/35	126,906	122,722
GMAC Mortgage Corp. Loan Trust 06-HE3	5.75		10/25/36	115,171	66,554
GMAC Mortgage Corp. Loan Trust 07-HE1	5.95		08/25/37	1,100,000	571,258
GNMA 02-15	5.50		11/20/31	54,497	57,187
GNMA 02-88	5.00		05/16/31	32,346	33,243
GNMA 03-11	4.00		10/17/29	263,773	277,187
GNMA 03-12	4.50		02/20/32	62,634	65,713
GNMA 03-26	0.71	(a)	04/16/33	37,410	37,509
GNMA 04-17	4.50		12/20/33	69,867	73,239
GNMA 583189	4.50		02/20/17	35,145	37,211
Green Tree Financial Corp. 98-5	6.22		03/01/30	215,099	225,473
GS Mortgage Loan Trust 03-10	4.72	(a)	10/25/33	296,491	294,881
GS Mortgage Loan Trust 03-3F	5.00		04/25/33	28,239	28,496
GS Mortgage Loan Trust 05-8F	5.50		10/25/20	169,848	171,380
GS Mortgage Loan Trust 05-AR3	2.95	(a)	05/25/35	155,051	130,576
GS Mortgage Loan Trust 05-AR6	2.84	(a)	09/25/35	112,694	102,968
Home Equity Mortgage Loan Asset-Backed Trust 06-A	5.77		05/25/36	21,024	19,627
Home Equity Mortgage Trust 06-1	5.30	(a)	05/25/36	1,430,000	534,422
Home Savings of America 9	4.09	(a)	11/25/17	181,093	151,739
Household Home Equity Loan Trust 06-2	0.41	(a)	03/20/36	1,590,505	1,485,964
Household Home Equity Loan Trust 07-3	1.06	(a)	11/20/36	385,262	378,797
IMPAC Secured Assets Corp. 03-3	4.20		08/25/32	363,278	341,197
Indymac Indx Mortgage Loan Trust 04-AR6	3.05	(a)	10/25/34	19,050	17,263
Indymac Indx Mortgage Loan Trust 05-AR15	5.08	(a)	09/25/35	68,580	54,111
Indymac Indx Mortgage Loan Trust 05-L1	0.46	(a)	06/25/38	332,923	93,219
JP Morgan Mortgage Trust 04-A3	4.93	(a)	07/25/34	291,547	295,963
JP Morgan Mortgage Trust 05-A2	5.18	(a)	04/25/35	836,197	827,886
JP Morgan Residential Mortgage Acceptance Corp. 06-R1 (b)	3.57	(a)	09/28/44	679,321	620,926
Lehman ABS Manufactured Housing Contract 01-B	4.35		05/15/14	158,956	162,521
Long Beach Mortgage Loan Trust 05-3	0.54	(a)	08/25/45	167,992	163,148
Master Adjustable Rate Mortgages Trust 04-13	2.87	(a)	04/21/34	71,313	71,379
Master Adjustable Rate Mortgages Trust 05-1	5.26	(a)	01/25/35	70,443	61,979
Master Alternative Loans Trust 03-5	6.00		08/25/33	104,671	107,357
Master Asset Backed Securities Trust 07-NCW (b)	0.56	(a)	05/25/37	894,273	737,259
Master Asset Securitization Trust 03-6	5.00		07/25/18	54,157	55,852
Master Asset Securitization Trust 07-1	6.00		10/25/22	216,106	201,973
Merrill Lynch Mortgage Investors Trust 03-A2	2.00	(a)	02/25/33	59,205	56,452
Merrill Lynch Mortgage Investors Trust 06-SL1	0.44	(a)	09/25/36	706,050	248,973
Morgan Stanley Capital Inc. 04-1	5.00		11/25/18	390,625	400,544
Morgan Stanley Mortgage Loan Trust 05-5AR	5.42	(a)	09/25/35	66,267	50,294
Morgan Stanley Mortgage Loan Trust 06-1AR	4.27	(a)	02/25/36	192,013	113,145
Morgan Stanley Mortgage Loan Trust 07-10XS	6.00		07/25/47	611,578	461,917
MSDWCC HELOC Trust 03-2A	0.52	(a)	04/25/16	576,479	495,037
New Century Home Equity Loan Trust 97-NC5	7.20		10/25/28	283	288
Nomura Asset Acceptance Corporation 06-AF2	0.36	(a)	08/25/36	212,211	76,159
Novastar Home Equity Loan 06-3	0.37	(a)	10/25/36	89,089	86,779
Oakwood Mortgage Investors, Inc. 99-D	7.84		11/15/29	413,608	417,344
Oakwood Mortgage Investors, Inc. 02-A	0.51	(a)	09/15/14	238,270	189,603
Option One Mortgage Loan Trust 07-6	0.32	(a)	07/25/37	227,704	217,802
Option One Mortgage Loan Trust 07-FXD1	5.60		01/25/37	1,335,000	1,166,851
Option One Mortgage Loan Trust 07-FXD2	5.90		03/25/37	91,821	86,959
Ownit Mortgage Loan Asset Backed Certificate 05-5	0.55	(a)	10/25/36	543,795	473,145
Prime Mortgage Trust 05-2	5.00		07/25/20	241,428	246,061

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED - continued
Residential Accredit Loans, Inc. 02-QS9	0.86	%(a)	07/25/32	$7,673	$5,261
Residential Accredit Loans, Inc. 05-QS5	5.70		04/25/35	78,813	68,636
Residential Accredit Loans, Inc. 06-QS4	6.00		04/25/36	573,908	399,331
Residential Asset Mortgage Products Inc. 02-RS5	4.75		09/25/32	335,431	233,706
Residential Asset Mortgage Products Inc. 03-RZ3	4.12		06/25/33	162,651	105,450
Residential Asset Securitization Trust 04-A3	5.25		06/25/34	136,274	122,396
Residential Asset Securitization Trust 05-A14	5.50		12/25/35	340,851	249,983
Residential Funding Mortgage Securities 00-HI5	7.98	(a)	12/25/25	920,317	848,547
Residential Funding Mortgage Securities 03-HS2	3.88		07/25/33	117,834	101,822
Residential Funding Mortgage Securities I 03-S15	4.50		08/25/18	153,897	160,065
Residential Funding Mortgage Securities I 03-S17	5.50		09/25/33	135,299	138,266
Residential Funding Mortgage Securities I 05-SA2	3.08	(a)	06/25/35	51,860	40,160
Residential Funding Mortgage Securities I 06-SA1	5.59	(a)	02/25/36	63,724	44,466
Ryland Acceptance Corp. 64 E	3.50	(a)	04/01/18	50,441	50,772
SACO I Trust 05-6	0.84	(a)	09/25/35	719,207	327,679
Salomon Brothers Mortgage Securities 97-LB6	6.82		12/25/27	39	39
Structured Adjustable Rate Mortgage Loan Trust 04-3AC	2.67	(a)	03/25/34	30,395	29,847
Structured Adjustable Rate Mortgage Loan Trust 04-4	5.50	(a)	04/25/34	2,422,423	2,346,809
Structured Adjustable Rate Mortgage Loan Trust 04-8	4.65	(a)	07/25/34	650,183	652,274
Structured Adjustable Rate Mortgage Loan Trust 04-11	2.83	(a)	08/25/34	58,972	50,892
Structured Adjustable Rate Mortgage Loan Trust 04-18	2.75	(a)	12/25/34	115,032	37,567
Structured Adjustable Rate Mortgage Loan Trust 05-11	2.61	(a)	05/25/35	527,933	382,672
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.60	(a)	02/25/36	60,905	41,392
Structured Adjustable Rate Mortgage Loan Trust 06-1	5.62	(a)	02/25/36	248,430	239,553
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.57	(a)	05/25/36	177,328	139,098
Structured Adjustable Rate Mortgage Loan Trust 06-4	5.68	(a)	05/25/36	182,303	142,415
Structured Asset Mortgage Investments 04-AR5	2.46	(a)	10/19/34	40,115	33,061
Structured Asset Securities Corp. 98-RF1 (b)	8.86	(a)	04/15/27	57,002	58,032
Structured Asset Securities Corp. 03-8	5.00		04/25/33	92,196	94,588
Structured Asset Securities Corp. 03-21	5.50		07/25/33	85,021	87,179
Structured Asset Securities Corp. 03-37A	2.52	(a)	12/25/33	321,672	285,041
Structured Asset Securities Corp. 04-3	5.48	(a)	03/25/24	345,954	351,348
Terwin Mortgage Trust 04-5HE	0.85	(a)	06/25/35	1,074,271	926,676
Vanderbilt Mortgage & Finance 03-A	0.91	(a)	05/07/26	449,961	415,709
Wachovia Mortgage Loan Trust 06-A	5.19	(a)	05/20/36	314,557	287,606
Washington Mutual Mortgage Securities Corp. 04-AR3	2.71	(a)	06/25/34	115,661	114,725
Washington Mutual Mortgage Securities Corp. 04-AR14	2.73	(a)	01/25/35	182,782	179,401
Washington Mutual Mortgage Securities Corp. 05-AR7	2.79	(a)	08/25/35	96,065	95,340
Washington Mutual Mortgage Securities Corp. 05-AR12	2.72	(a)	10/25/35	26,764	25,411
Washington Mutual Mortgage Securities Corp. 05-AR15	0.51	(a)	11/25/45	102,798	101,799
Washington Mutual MSC Mortgage Pass-Through Certificates 03-MS2	5.00		03/25/18	180,059	185,159
Wells Fargo Mortgage Backed Securities Trust 03-6	5.00		06/25/18	37,966	39,299
Wells Fargo Mortgage Backed Securities Trust 03-17	5.00		01/25/34	134,366	137,504
Wells Fargo Mortgage Backed Securities Trust 04-B	4.90	(a)	02/25/34	77,813	80,585
Wells Fargo Mortgage Backed Securities Trust 04-BB	2.88	(a)	01/25/35	38,810	38,876
Wells Fargo Mortgage Backed Securities Trust 04-E	4.85	(a)	05/25/34	108,137	110,314
Wells Fargo Mortgage Backed Securities Trust 04-EE	3.00	(a)	12/25/34	43,794	43,113
Wells Fargo Mortgage Backed Securities Trust 04-F	4.73	(a)	06/25/34	789,380	789,008
Wells Fargo Mortgage Backed Securities Trust 04-I	3.04	(a)	07/25/34	8,508	8,485
Wells Fargo Mortgage Backed Securities Trust 04-K	4.47	(a)	07/25/34	230,065	233,982
Wells Fargo Mortgage Backed Securities Trust 04-K	4.70	(a)	07/25/34	126,961	128,517
Wells Fargo Mortgage Backed Securities Trust 04-K	4.70	(a)	07/25/34	416,049	426,428
Wells Fargo Mortgage Backed Securities Trust 04-R	2.87	(a)	09/25/34	113,949	110,903
Wells Fargo Mortgage Backed Securities Trust 05-AR13	5.28	(a)	05/25/35	224,432	222,785
Wells Fargo Mortgage Backed Securities Trust 05-AR14	5.36	(a)	08/25/35	74,733	73,958
Wells Fargo Mortgage Backed Securities Trust 05-AR15	5.07	(a)	09/25/35	506,712	471,376
Wells Fargo Mortgage Backed Securities Trust 05-AR16	5.22	(a)	10/25/35	124,704	122,276

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity	Face
	Rate		Date	Amount	Value
MORTGAGE BACKED — continued
Wells Fargo Mortgage Backed Securities Trust 06-AR4	5.67	%(a)	04/25/36	$97,404	$90,930
Wells Fargo Mortgage Backed Securities Trust 06-16	5.00		11/25/36	34,747	34,731
Wells Fargo Mortgage Backed Securities Trust 06-AR19	5.48	(a)	12/25/36	58,690	53,624

Total Mortgage Backed Securities (Cost $47,852,092)					42,974,147

MUNICIPAL BONDS (13.3% of portfolio)
Bloomfield New Jersey Parking Authority	2.25		02/02/11	1,125,000	1,127,014
Burlington Kansas Environmental Improvement	5.13	(a)	09/01/35	1,175,000	1,191,215
Camden County New Jersey Improvement Authority	3.50		03/14/11	1,175,000	1,184,823
Detroit Michigan	4.97		05/01/13	300,000	307,629
Detroit Michigan City School District	5.00		05/01/13	135,000	145,774
Fiscal Year 2005 Securitization Corp. New York	3.51		10/01/12	320,000	324,739
Florida State Municipal Power Agency	4.87		10/01/11	1,975,000	2,032,848
Genesee County Michigan	3.50		10/01/10	2,175,000	2,175,000
Genesee County Michigan	1.76	(a)	09/01/12	1,450,000	1,450,000
Greater Orlando Florida Aviation Authority	5.00		10/01/12	275,000	294,126
Illinois, State of	1.40		02/01/11	1,400,000	1,399,832
Illinois, State of	2.28		07/01/11	975,000	978,695
Illinois, State of	2.77		01/01/12	3,100,000	3,125,451
Illinois, State of	3.32		01/01/13	550,000	558,437
Illinois, State of	4.01		07/01/13	975,000	1,010,822
Indiana Bond Bank, Indiana	1.52		02/01/12	355,000	357,641
Industry California Sales Tax Revenue	3.00		01/01/11	450,000	452,363
Industry California Sales Tax Revenue	3.00		01/01/12	500,000	510,095
Industry California Sales Tax Revenue	3.75		01/01/13	675,000	701,176
Irvine Ranch Water District California Joint Powers Agency (b)	7.71		03/15/14	1,000,000	1,058,800
Kentucky Asset/Liability Commission	1.50		04/01/12	375,000	375,251
Louisiana State Agricultural Finance Authority	2.14		09/15/11	1,625,000	1,637,919
Louisiana State Gas & Fuels Tax	3.00	(a)	05/01/43	450,000	454,721
Luzerne County Pensylvania	5.20		11/15/13	565,000	582,295
Maryland State Transportation Authority	5.89		07/01/12	325,000	347,935
Mashantucket Western Pequot Tribe Connecticut (b)	6.57		09/01/13	555,000	558,480
Medical University South Carolina Hospital Authority	4.47		08/15/11	370,000	374,140
Metropolitan Nashville, Tennessee Airport Authority	3.17		07/01/13	125,000	127,969
New Orleans Louisiana Aviation Board	4.50		01/01/12	935,000	958,216
New York State Housing Finance Agency	2.58		03/15/12	225,000	230,087
Northern Kentucky Water District	2.50		11/01/11	1,150,000	1,150,862
Oakland California Redevelopment Agency	6.50		09/01/13	225,000	236,054
Oakland California Redevelopment Agency	5.34		09/01/13	1,075,000	1,133,233
Oakland California Redevelopment Agency	7.25		09/01/15	400,000	428,604
Orange County California Pension Obligation	0.00	(c)	09/01/12	1,650,000	1,538,658
Pacifica California Pension Obligation	2.12		06/01/12	260,000	261,854
Philadelphia Pennsylvania Airport System	5.00		06/15/11	275,000	281,097
Philadelphia Pennsylvania Authority for Industrial Development	0.00	(c)	04/15/15	4,075,000	3,255,843
Regional Transportation Authority, Illinois	2.84		07/01/12	975,000	985,452
Richmond California Joint Powers Financing Authority	6.30		07/01/13	800,000	823,760
Virginia Housing Development Authority, Virginia	6.73		07/01/16	100,000	102,566
Wayne County Michigan	6.00		12/01/10	1,325,000	1,329,783
Wayne County Michigan	6.50		06/01/11	1,500,000	1,515,270
Wilmington North Carolina	1.53		06/01/11	150,000	150,429
Wyandanch New York Union Free School District	2.25		06/30/11	1,075,000	1,077,473

Total Municipal Bonds (Cost $39,529,518)					40,304,431

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (2.5% of portfolio)
FANNIE MAE	1.13	(a)	04/30/15	1,200,000	1,213,049
FANNIE MAE	1.50	(d)	06/10/15	1,775,000	1,777,405
Government Trust Certificate (Sri Lanka Trust)	0.66	(a)	06/15/12	100,000	100,000
Overseas Private Investment Corp.	1.90	(f)	12/31/13	1,000,000	1,022,880

SHORT-TERM BOND FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Interest		Maturity
	Rate		Date	Shares	Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - continued
Overseas Private Investment Corp.	2.00	%(f)	06/10/18	$1,200,000	$1,225,668
Overseas Private Investment Corp.	4.10		11/15/14	413,600	434,495
Tennessee Valley Authority	0.00	(d)	04/15/42	775,000	787,436
U.S. Department of Housing & Urban Development	7.50		08/01/11	74,000	74,430
U.S. Department of Housing & Urban Development	6.07		08/01/21	115,000	125,087
U.S. Department of Housing & Urban Development	6.12		08/01/22	675,000	732,611

Total U.S. Government and Agency Obligations (Cost $7,377,000)					7,493,061

COMMERCIAL PAPER (0.6% of portfolio)
UBS Finance (Delaware) Ltd.	0.19%		10/01/10	$1,892,000	$1,892,000

Total Commercial Paper (Cost $1,892,000)					1,892,000

MONEY MARKET ACCOUNTS (5.0% of portfolio)
SSgA Prime Money Market Fund	0.18	(g)		15,167,000	$15,167,000
SSgA Money Market Fund	0.01	(g)		282	282

Total Money Market Accounts (Cost $15,167,282)					15,167,282

TOTAL INVESTMENTS IN SECURITIES (Cost $302,311,428) - 100%					$303,536,923

(a)	Variable coupon rate as of September 30, 2010.

(b)	144A security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total of such securities at period-end amounts to $25,857,927 and represents 8.5% of total investments.

(c)	Zero coupon security, purchased at a discount.

(d)	Step coupon security, the current rate may be adjusted updwards before maturity date.

(e)	Interest is paid at maturity.

(f)	Interest is paid at put date.

(g)	7-day yield at September 30, 2010.
At September 30, 2010, the cost of investment securities for tax purposes was $302,311,428. Net unrealized appreciation of investment securities was $1,225,495 consisting of unrealized gains of $9,043,459 and unrealized losses of $7,817,964.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
• Level 1 — quoted prices in active markets for identical investments;
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$99,748,500	$—	$99,748,500
Asset Backed Securities	$—	$67,362,508	$1,519	$67,364,027
Mortgage Backed Securities	$—	$42,974,147	$—	$42,974,147
Municipal Bonds	$—	$40,304,431	$—	$40,304,431
Yankee Bonds	$—	$28,593,475	$—	$28,593,475
U.S. Government Agency Obligations	$—	$7,493,061	$—	$7,493,061
Commercial Paper	$—	$1,892,000	$—	$1,892,000
Cash Equivalents	$15,167,282	$—	$—	$15,167,282

Total	$15,167,282	$288,368,122	$1,519	$303,536,923

The following is a reconciliation between the beginning and ending balances of investments in which significant observable inputs (Level 3) were used in determining value:

Investments in
Securities
Balance as of December 31, 2009	$9,239
Net purchase/(sale) at cost	(5,441)
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	(2,279)
Accretion/(amortization)	—

Balance as of September 30, 2010	$1,519

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

STOCK INDEX FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Cost	Value

Investment in S&P 500 Stock Master Portfolio	$37,918,054	$54,874,642

Substantially all the assets of the Stock Index Fund are invested in the S&P 500 Stock Master Portfolio managed by BlackRock
Fund Advisors. As of September 30, 2010, the Stock Index Fund’s ownership interest in the S&P 500 Stock Master Portfolio was
2.82%. See the portfolio of investments for the S&P 500 Stock Master Portfolio further in this document.
For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds’s most recent semi-annual financial statements.

VALUE FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (98.5% of portfolio)
CONSUMER DISCRETIONARY - 6.6%
Auto Components
Cooper Tire & Rubber Co.	440,000	$8,637,200
Distributors
Genuine Parts Co.	315,400	14,063,686
Multiline Retail
Dillard’s, Inc. (Class A)	367,700	8,692,428
Restaurants
Tim Hortons Inc.	56,852	2,069,981

Total Consumer Discretionary		33,463,295

CONSUMER STAPLES - 3.0%
Food Products
Dean Foods Co. (a)	634,800	6,481,308
J.M. Smucker Co. (The)	148,853	9,010,072

Total Consumer Staples		15,491,380

ENERGY - 14.7%
Energy Equipment & Services
Baker Hughes Inc.	187,000	7,966,200
Oil, Gas, & Consumable Fuels
Chevron Corp.	200,000	16,210,000
ConocoPhillips	259,000	14,874,370
El Paso Corp.	701,664	8,686,600
Marathon Oil Corp.	428,000	14,166,800
QEP Resources, Inc.	271,000	8,167,940
Questar Corp.	271,000	4,750,630

Total Energy		74,822,540

FINANCIALS - 9.4%
Commercial Banks
Commerce Bancshares, Inc.	27,189	1,022,035
Wells Fargo & Co.	140,000	3,518,200
Diversified Financial Services
Bank of America Corp.	290,200	3,804,522
JPMorgan Chase & Co.	442,600	16,849,782
Insurance
Allstate Corp. (The)	312,000	9,843,600
Chubb Corp. (The)	122,000	6,952,780
Principal Financial Group, Inc.	142,800	3,701,376
Unum Group	95,800	2,121,970

Total Financials		47,814,265

HEALTH CARE - 22.1%
Health Care Equipment & Supplies
Covidien PLC	207,600	8,343,444
Pharmaceuticals
Abbott Laboratories	399,000	20,843,760
Bristol-Myers Squibb Co.	829,700	22,493,167
GlaxoSmithKline plc ADR	354,000	13,990,080
Hospira, Inc. (a)	362,400	20,660,424
Merck & Co., Inc.	193,194	7,111,471
Pfizer Inc.	1,107,000	19,007,190

Total Health Care		112,449,536

INDUSTRIALS - 18.0%
Airlines
Southwest Airlines Co.	747,600	9,771,132

VALUE FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS – continued
Commercial Services & Supplies
Avery Dennison Corp.	463,000	$17,186,560
Industrial Conglomerates
General Electric Co.	611,000	9,928,750
Honeywell International Inc.	281,100	12,351,534
Tyco International Ltd.	164,850	6,054,940
Machinery
Flowserve Corp.	95,300	10,427,726
Parker-Hannifin Corp.	316,462	22,171,328
Distributors
Applied Industrial Technologies, Inc.	130,500	3,993,300

Total Industrials		91,885,270

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment
Cisco Systems, Inc. (a)	798,500	17,487,150
Motorola, Inc. (a)	599,000	5,109,470
Computers & Peripherals
Dell Inc. (a)	1,282,000	16,614,720
Hewlett-Packard Co.	354,000	14,892,780
Electronic Equipment, Instruments & Components
Tyco Electronics Ltd.	262,850	7,680,477
IT Services
SAIC, Inc. (a)	553,000	8,836,940
Semiconductors & Semiconductor Equipment
Intel Corp.	1,013,000	19,479,990

Total Information Technology		90,101,527

MATERIALS - 7.0%
Chemicals
Dow Chemical Co. (The)	686,900	18,862,274
Containers & Packaging
Bemis Co., Inc.	433,600	13,766,800
Pactiv Corp. (a)	84,700	2,793,406

Total Materials		35,422,480

Total Common Stocks (Cost $403,673,252)		501,450,293

MONEY MARKET ACCOUNTS (1.5% of portfolio)
SSgA Prime Money Market Fund, 0.18% (b)	7,859,000	7,859,000
SSgA Money Market Fund, 0.01% (b)	58	58

Total Money Market Accounts (Cost $7,859,058)		7,859,058

TOTAL INVESTMENTS IN SECURITIES (Cost $411,532,310) - 100%		$509,309,351

(a)	Non-income producing.

(b)	7-day yield at September 30, 2010.
ADR — American Depository Receipt
At September 30, 2010, the cost of investment securities for tax purposes was $411,532,310. Net unrealized appreciation of investment securities was $97,777,041 consisting of unrealized gains of $144,801,889 and unrealized losses of $47,024,848.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
• Level 1 — quoted prices in active markets for identical investments;
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$501,450,293	$—	$—	$501,450,293
Cash Equivalents	$7,859,058	$—	$—	$7,859,058

Total	$509,309,351	$—	$—	$509,309,351

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds’s most recent semi-annual financial statements.

GROWTH FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (99.9% of portfolio)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure
Carnival Corp.	9,200	$351,532
Las Vegas Sands Corp. (a)	6,000	209,100
Marriott International Inc. (Class A)	14,313	512,835
Starbucks Corp.	18,100	462,998
Starwood Hotels & Resorts Worldwide, Inc.	4,400	231,220
Internet & Catalog Retail
Amazon.com, Inc. (a)	7,500	1,177,950
priceline.com, Inc. (a)	750	261,255
Media
Walt Disney Co. (The)	11,000	364,210
Liberty Media Corp. (a)	19,700	270,087
Specialty Retail
Bed Bath & Beyond (a)	6,200	269,142
Lowe’s Companies, Inc.	16,800	374,472
O’Reilly Automotive, Inc. (a)	4,800	255,360

Total Consumer Discretionary		4,740,161

CONSUMER STAPLES - 2.8%
Beverages
PepsiCo., Inc.	8,300	551,452
Household Products
Procter & Gamble Co.	2,600	155,922

Total Consumer Staples		707,374

ENERGY - 9.0%
Energy Equipment & Services
FMC Technologies, Inc. (a)	1,100	75,119
Schlumberger Ltd.	11,300	696,193
Oil, Gas,& Consumable Fuels
EOG Resources Inc.	6,900	641,493
Peabody Energy Corp.	6,900	338,169
Range Resources Corp.	4,100	156,333
Suncor Energy Inc.	11,200	364,560

Total Energy		2,271,867

FINANCIALS - 7.1%
Capital Markets
Franklin Resources Inc.	5,800	620,020
Commercial Banks
Wells Fargo & Co.	16,400	412,132
Diversified Financial Services
IntercontinentalExchange, Inc. (a)	1,800	188,496
JPMorgan Chase & Co.	15,400	586,278

Total Financials		1,806,926

HEALTH CARE - 8.0%
Biotechnology
Celgene Corp. (a)	7,950	457,999
Health Care Equipment & Supplies
Stryker Corp.	5,700	285,285
Health Care Providers & Services
Express Scripts Inc. (a)	7,100	345,770
McKesson Corp.	8,200	506,596
Pharmaceuticals
Allergan Inc.	3,200	212,896
Human Genome Sciences, Inc. (a)	3,400	101,286

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
Vertex Pharmaceuticals Inc. (a)	3,000	$103,710

Total Health Care		2,013,542

INDUSTRIALS - 14.2%
Aerospace & Defense
Precision Castparts Corp.	3,600	458,460
Rockwell Automation, Inc.	2,700	166,671
Air Freight & Logistics
Expeditors International of Washington Inc.	12,800	591,744
United Parcel Service, Inc. (Class B)	6,100	406,809
Electrical Equipment
Emerson Electric Co.	8,500	447,610
First Solar Inc. (a)	990	145,877
Industrial Conglomerates
3M Co.	3,800	329,498
Machinery
Danaher Corp.	19,400	787,834
Trading Companies & Distributors
Fastenal Co.	4,900	260,631

Total Industrials		3,595,134

INFORMATION TECHNOLOGY - 34.0%
Communications Equipment
Juniper Networks, Inc. (a)	23,400	710,190
Qualcomm, Inc.	17,200	776,064
Computers & Peripherals
Apple Inc. (a)	5,585	1,584,744
EMC Corp. (a)	16,700	339,177
SanDisk Corp. (a)	5,300	194,245
Electronic Equipment & Instruments
Corning Inc.	14,300	261,404
Internet Software & Services
Akamai Technologies, Inc. (a)	4,400	220,792
Baidu, Inc. ADR (a)	2,800	287,336
Google Inc. (Class A) (a)	2,550	1,340,764
IT Services
Accenture Ltd. (Class A)	10,800	458,892
American Express Co.	7,300	306,819
MasterCard Inc.	1,495	334,880
Visa Inc.	4,900	363,874
Semiconductors & Semiconductor Equipment
Applied Materials, Inc.	32,300	377,264
ASML Holding NV NY ADR	7,200	214,056
Broadcom Corp. (Class A)	6,100	215,879
Cree, Inc. (a)	2,200	119,438
Marvell Technology Group Ltd. (a)	20,700	362,457
Micron Technology, Inc. (a)	17,200	124,012

Total Information Technology		8,592,287

MATERIALS - 3.4%
Chemicals
Praxair Inc.	7,080	639,041
Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	2,600	222,014

Total Materials		861,055

GROWTH FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS - continued
TELECOMMUNICATION SERVICES - 2.7%
Wireless Telecommunication Services
American Tower Corp. (Class A) (a)	6,200	$317,812
Crown Castle International Corp. (a)	8,500	375,275

Total Telecommunication Services		693,087

Total Common Stocks (Cost $22,171,634)		25,281,433

MONEY MARKET ACCOUNTS (0.1% of portfolio)
SSgA Prime Money Market Fund, 0.18% (b)	30,000	30,000
SSgA Money Market Fund, 0.01% (b)	736	736

Total Money Market Accounts (Cost $30,736)		30,736

TOTAL INVESTMENTS IN SECURITIES (Cost $22,202,370) — 100%		$25,312,169

(a)	Non-income producing.

(b)	7-day yield at September 30, 2010.

ADR — American Depository Receipt
At September 30, 2010, the cost of investment securities for tax purposes was $22,244,870. Net unrealized appreciation of investment securities was $3,067,299 consisting of unrealized gains of $3,353,058 and unrealized losses of $285,759.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
• Level 1 — quoted prices in active markets for identical investments;
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$25,281,433	$—	$—	$25,281,433
Cash Equivalents	$30,736	$—	$—	$30,736

Total	$25,312,169	$—	$—	$25,312,169

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Funds’s most recent semi-annual financial statements.

SMALL-COMPANY STOCK FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (92.7% of portfolio)
CONSUMER DISCRETIONARY - 16.2%
Auto Components
Cooper Tire & Rubber Co.	150,100	$2,946,463
Multiline Retail
Nordstrom, Inc.	90,000	3,348,000
Restaurants
Brinker International, Inc.	185,000	3,489,100
Cracker Barrel Old Country Store, Inc.	53,100	2,695,356
O’Charley’s Inc. (a)	20,660	148,546
Specialty Retail
Sally Beauty Holdings, Inc. (a)	114,000	1,276,800

Total Consumer Discretionary		13,904,265

CONSUMER STAPLES - 11.0%
Food Distribution
Core-Mark Holding Company, Inc. (a)	31,100	962,856
United Natural Foods, Inc. (a)	95,100	3,151,614
Food Products
J.M. Smucker Co. (The)	40,868	2,473,740
Personal Products
Alberto-Culver Co.	76,000	2,861,400

Total Consumer Staples		9,449,610

ENERGY - 9.9%
Energy Equipment & Services
Helmerich & Payne, Inc.	35,000	1,416,100
Oil, Gas, & Consumable Fuels
Cimarex Energy Co.	59,400	3,931,092
QEP Resources, Inc.	26,600	801,724
Questar Corp.	26,600	466,298
SM Energy Co.	49,000	1,835,540

Total Energy		8,450,754

FINANCIALS - 8.9%
Commercial Banks
Cardinal Financial Corp.	204,000	1,960,440
Middleburg Financial Corp.	75,400	1,060,878
National Bankshares, Inc. (Virginia)	86,000	2,218,800
Southcoast Financial Corp. (a)	51,370	207,535
Valley National Bancorp	111,230	1,434,867
Diversified Financial Services
Asset Acceptance Capital Corp. (a)	131,600	706,692

Total Financials		7,589,212

HEALTH CARE - 3.4%
Health Care Equipment & Supplies
STERIS Corp.	88,000	2,923,360

Total Health Care		2,923,360

INDUSTRIALS - 31.0%
Aerospace & Defense
Triumph Group, Inc.	41,900	3,125,321
Distributers
Applied Industrial Technologies, Inc.	103,450	3,165,570
Electrical Equipment
Rofin-Sinar Technologies Inc. (a)	138,500	3,515,130

SMALL-COMPANY STOCK FUND
Portfolio of Investments (continued)
 September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Industrial Conglomerates
Carlisle Companies Inc.	85,900	$2,572,705
CLARCOR Inc.	87,100	3,364,673
Standex International Corp.	19,500	471,705
Thomas & Betts Corp. (a)	25,000	1,025,500
Machinery
Flowserve Corp.	14,500	1,586,590
Gorman-Rupp Co. (The)	12,000	330,720
Manitowoc Co., Inc. (The)	280,600	3,398,066
Regal Beloit Corp.	43,500	2,553,015
Road & Rail
Knight Transportation, Inc.	50,000	966,500
Werner Enterprises, Inc.	20,000	409,800

Total Industrials		26,485,295

INFORMATION TECHNOLOGY - 6.0%
Communications Equipment
Belden Inc.	119,500	3,152,410
Computers & Peripherals
Western Digital Corp. (a)	70,000	1,987,300

Total Information Technology		5,139,710

MATERIALS - 6.3%
Chemicals
Olin Corp.	65,700	1,324,512
Polypore International, Inc. (a)	19,800	597,168
Westlake Chemical Corp.	115,700	3,462,901

Total Materials		5,384,581

Total Common Stocks (Cost $55,551,280)		79,326,787

COMMERCIAL PAPER (2.3% of portfolio)
UBS Finance (Delaware), LLC., 0.19%, due 10/01/10	1,944,000	1,944,000

Total Commercial Paper (Cost $1,944,000)		1,944,000

MONEY MARKET ACCOUNTS (5.0% of portfolio)
SSgA Prime Money Market Fund, 0.18% (b)	4,265,000	4,265,000
SSgA Money Market Fund, 0.01% (b)	618	618

Total Money Market Accounts (Cost $4,265,618)		4,265,618

TOTAL INVESTMENTS IN SECURITIES (Cost $61,760,898) - 100%		$85,536,405

(a)	Non-income producing.

(b)	7-day yield at September 30, 2010.
At September 30, 2010, the cost of investment securities for tax purposes was $61,760,898. Net unrealized appreciation of investment securities was $23,775,507 consisting of unrealized gains of $27,332,587 and unrealized losses of $3,557,080.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
• Level 1 — quoted prices in active markets for identical investments;
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$79,326,787	$—	$—	$79,326,787
Commercial Paper	$—	$1,944,000	$—	$1,944,000
Cash Equivalents	$4,265,618	$—	$—	$4,265,618

Total	$83,592,405	$1,944,000	$—	$85,536,405

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

INTERNATIONAL VALUE FUND
Portfolio of Investments
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (99.1% of portfolio)
AUSTRALIA - 1.6%
BHP Billiton Ltd.	53,500	$2,039,782

Total Australia		2,039,782

BRAZIL - 1.7%
Petroleo Brasileiro SA – ADR	31,000	1,124,370
Vale SA – SP – ADR	33,950	1,061,616

Total Brazil		2,185,986

BRITAIN - 13.3%
BAE Systems PLC	304,700	1,640,163
GlaxoSmithKline PLC	67,050	1,322,799
HSBC Holdings PLC – ADR	48,650	2,461,204
Pearson PLC	140,800	2,180,969
Tesco PLC	382,400	2,548,299
Vodafone Group PLC	1,242,124	3,074,836
WPP Group PLC	325,150	3,600,755

Total Britain		16,829,025

CHINA - 3.2%
Bank of China Ltd.	4,783,100	2,516,383
Huaneng Power International, Inc.	2,545,400	1,581,318

Total China		4,097,701

FRANCE - 10.5%
AXA SA	133,050	2,336,214
Cap Gemini SA	61,650	3,098,193
Compagnie de Saint-Gobain SA	32,928	1,468,141
Total SA	52,800	2,723,391
Unibail-Rodamco SA	6,150	1,367,476
Vivendi SA	86,300	2,365,865

Total France		13,359,280

GERMANY - 2.1%
Daimler AG REG	41,700	2,645,669

Total Germany		2,645,669

HONG KONG - 4.7%
Hutchison Whampoa Ltd.	406,950	3,788,572
New World Development Co. Ltd.	1,117,750	2,241,798

Total Hong Kong		6,030,370

ITALY - 4.4%
Enel SpA	430,900	2,300,275
Eni SpA	76,800	1,658,078
Telecom Italia SpA	1,430,550	1,615,197

Total Italy		5,573,550

INDONESIA - 1.1%
PT Telekomunikasi Indonesia, Tbk.	844,500	871,987
Telekomunik Indonesia – SP – ADR	11,100	458,319

Total Indonesia		1,330,306

JAPAN - 24.0%
Bridgestone Corp.	174,950	3,194,590
Daiichi Sankyo Co., Ltd.	156,750	3,192,302
Daito Trust Construction Co., Ltd.	51,300	3,066,760
Daiwa Securities Co., Ltd.	506,500	2,046,088
East Japan Railway Co.	36,150	2,184,833
Kao Corp.	125,400	3,060,708
MS & AD Insurance Group Holdings, Inc.	68,905	1,585,969
Nissan Motor Co., Ltd.	322,900	2,828,189
Secom Co., Ltd.	51,200	2,312,309
Shin Etsu Chemical Co., Ltd.	30,500	1,489,312

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Sumitomo Corp.	220,000	$2,842,687
Sumitomo Trust & Banking Co.	530,150	2,660,082

Total Japan		30,463,829

NETHERLANDS - 1.9%
Koninklijke DSM NV	46,250	2,372,893

Total Netherlands		2,372,893

NORWAY - 1.9%
Statoil ASA	117,095	2,444,623

Total Norway		2,444,623

REPUBLIC OF SOUTH KOREA - 3.7%
Posco	4,250	1,923,341
SK Telecom Co., Ltd.	6,507	978,699
SK Telecom Co., Ltd. — ADR	99,903	1,745,305

Total Republic of South Korea		4,647,345

SINGAPORE - 3.1%
Keppel Corp.	159,200	1,088,902
Singapore Airlines	225,100	2,791,820

Total Singapore		3,880,722

SPAIN - 3.9%
Indra Sistemas SA	116,800	2,231,012
Telefónica SA	108,050	2,680,487

Total Spain		4,911,499

SWITZERLAND - 15.4%
Adecco SA REG	40,750	2,132,766
Credit Suisse Group AG	54,500	2,334,123
Givaudan SA REG	2,882	2,946,510
Holcim Ltd.	24,436	1,570,884
Nestlé SA REG	49,350	2,630,168
Novartis AG REG	69,350	3,996,219
Roche Holding Ltd.	10,800	1,474,635
Zurich Financial Services Ltd.	11,300	2,650,471

Total Switzerland		19,735,776

THAILAND - 2.6%
Bangkok Bank Public Company Ltd.	134,450	714,482
PTT Public Company Ltd.	262,850	2,572,206

Total Thailand		3,286,688

Total Common Stocks (Cost $123,322,125)		125,835,044

MONEY MARKET ACCOUNTS (0.9% of portfolio)
SSgA Prime Money Market Fund, 0.18% (a)	1,138,000	1,138,000
SSgA Money Market Fund, 0.01% (a)	476	476

Total Money Market Accounts (Cost $1,138,476)		1,138,476

TOTAL INVESTMENTS IN SECURITIES (Cost $124,460,601) - 100%		$126,973,520

(a)	7-day yield at September 30, 2010.
ADR — American Depository Receipt
PLC — Public Limited Company
SA — Société Anonyme
SpA — Società per Azioni
REG — Registered shares

INTERNATIONAL VALUE FUND
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)
At September 30, 2010, the cost of investment securities for tax purposes was $125,400,121. Net unrealized appreciation of investment securities was $1,573,399 consisting of unrealized gains of $10,158,741 and unrealized losses of $8,585,342.
The Fund adopted Financial Accounting Standards Board’s Accounting Standards Codification (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. The three-tier hierarchy of inputs is summarized below:
•	Level 1 — quoted prices in active markets for identical investments;

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2010:

Category	Level 1	Level 2	Level 3	Total
Common Stocks	$6,850,814	$118,984,230	$—	$125,835,044
Cash Equivalents	$1,138,476	$—	$—	$1,138,476

Total	$7,989,290	$118,984,230	$—	$126,973,520

For more information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS (98.8% of net assets)
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.2%
The Goodyear Tire & Rubber Co. (a)	45,279	$486,749
Johnson Controls, Inc.	125,515	3,828,208

Total Auto Components		4,314,957

Automobiles - 0.5%
Ford Motor Co. (a)	641,146	7,847,627
Harley-Davidson, Inc.	43,899	1,248,488

Total Automobiles		9,096,115

Distributors - 0.1%
Genuine Parts Co. (b)	29,380	1,310,054

Total Distributors		1,310,054

Diversified Consumer Services - 0.1%
Apollo Group, Inc., Class A (a)	23,651	1,214,479
DeVry, Inc.	11,735	577,479
H&R Block, Inc. (b)	57,513	744,793

Total Diversified Consumer Services		2,536,751

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	81,030	3,096,156
Darden Restaurants, Inc. (b)	25,954	1,110,312
International Game Technology	55,566	802,929
Marriott International, Inc., Class A (b)	53,430	1,914,397
McDonald’s Corp.	198,412	14,783,678
Starbucks Corp.	137,968	3,529,222
Starwood Hotels & Resorts Worldwide, Inc. (b)	35,442	1,862,477
Wyndham Worldwide Corp. (b)	33,320	915,300
Wynn Resorts, Ltd.	14,044	1,218,598
Yum! Brands, Inc. (b)	87,056	4,009,799

Total Hotels, Restaurants, & Leisure		33,242,868

Household Durables - 0.4%
D.R. Horton, Inc.	52,212	580,597
Fortune Brands, Inc. (b)	28,401	1,398,181
Harman International Industries, Inc. (a)	12,962	433,060
Leggett & Platt, Inc. (b)	27,505	626,014
Lennar Corp., Class A	29,047	446,743
Newell Rubbermaid, Inc. (b)	51,876	923,912
Pulte Homes, Inc. (a)	62,773	549,892
Stanley Black & Decker, Inc.	30,882	1,892,449
Whirlpool Corp.	14,167	1,146,960

Total Household Durables		7,997,808

Internet & Catalog Retail - 0.8%
Amazon.com, Inc. (a)	65,951	10,358,264
Expedia, Inc. (b)	38,713	1,092,094
priceline.com, Inc. (a)	9,020	3,142,027

Total Internet & Catalog Retail		14,592,385

Leisure Equipment & Products - 0.2%
Eastman Kodak Co. (a)(b)	47,405	199,101
Hasbro, Inc.	26,065	1,160,153
Mattel, Inc.	66,251	1,554,249

Total Leisure Equipment & Products		2,913,503

Media - 3.0%
CBS Corp., Class B	126,897	2,012,586
Comcast Corp., Class A	523,197	9,459,402
DIRECTV, Class A (a)	161,585	6,726,784
Discovery Communications, Inc. (a)(b)	53,058	2,310,676

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Gannett Co., Inc.	44,468	$543,844
Interpublic Group of Cos., Inc. (a)(b)	91,117	913,903
The McGraw-Hill Cos., Inc. (b)	57,302	1,894,404
Meredith Corp.	6,474	215,649
The New York Times Co., Class A (a)	22,861	176,944
News Corp., Class A	425,109	5,551,923
Omnicom Group, Inc.	55,744	2,200,773
Scripps Networks Interactive, Inc., Class A (b)	16,739	796,442
Time Warner Cable, Inc. (b)	66,233	3,575,920
Time Warner, Inc.	209,631	6,425,190
Viacom, Inc., Class B (b)	113,369	4,102,824
The Walt Disney Co.	356,546	11,805,238
The Washington Post Co., Class B (b)	1,092	436,156

Total Media		59,148,658

Multiline Retail - 1.9%
Big Lots, Inc. (a)	14,414	479,265
Family Dollar Stores, Inc.	24,943	1,101,483
J.C. Penney Co., Inc. (b)	44,074	1,197,931
Kohl’s Corp. (a)(b)	57,414	3,024,570
Macy’s, Inc. (b)	78,791	1,819,284
Nordstrom, Inc.	31,459	1,170,275
Sears Holdings Corp. (a)(b)	8,255	595,516
Target Corp. (b)	134,491	7,187,199
Wal-Mart Stores, Inc.	372,856	19,955,253

Total Multiline Retail		36,530,776

Specialty Retail - 2.0%
Abercrombie & Fitch Co., Class A	16,455	647,011
AutoNation, Inc. (a)	11,735	272,839
AutoZone, Inc. (a)(b)	5,313	1,216,199
Bed Bath & Beyond, Inc. (a)(b)	49,192	2,135,425
Best Buy Co., Inc.	64,509	2,633,902
CarMax, Inc. (a)	41,704	1,161,873
GameStop Corp., Class A (a)(b)	28,473	561,203
The Gap, Inc.	81,532	1,519,757
The Home Depot, Inc. (b)	310,443	9,834,834
Limited Brands, Inc. (b)	49,037	1,313,211
Lowe’s Cos., Inc.	261,597	5,830,997
O’Reilly Automotive, Inc. (a)(b)	25,866	1,376,071
Office Depot, Inc. (a)	53,481	246,013
RadioShack Corp.	23,371	498,503
Ross Stores, Inc. (b)	22,259	1,215,787
The Sherwin-Williams Co. (b)	16,746	1,258,294
Staples, Inc. (b)	136,103	2,847,275
The TJX Cos., Inc. (b)	74,691	3,333,459
Tiffany & Co. (b)	23,537	1,106,004
Urban Outfitters, Inc. (a)(b)	24,117	758,238

Total Specialty Retail		39,766,895

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (b)	55,406	2,380,242
NIKE, Inc., Class B (b)	72,035	5,772,885
Polo Ralph Lauren Corp.	12,152	1,091,978
VF Corp. (b)	16,003	1,296,563

Total Textiles, Apparel, & Luxury Goods		10,541,668

Total Consumer Discretionary		221,992,438

CONSUMER STAPLES - 10.1%
Beverages - 2.7%
Brown-Forman Corp., Class B (b)	19,347	1,192,549
The Coca-Cola Co.	430,526	25,194,382
Coca-Cola Enterprises, Inc.	61,835	1,916,885
Constellation Brands, Inc. (a)(b)	33,031	584,318
Dr Pepper Snapple Group, Inc.	44,622	1,584,974
Molson Coors Brewing Co., Class B	29,460	1,391,101
PepsiCo, Inc.	296,580	19,704,775

Total Beverages		51,568,984

Food & Staples Retailing - 1.4%
CVS Caremark Corp.	253,195	7,968,047
Costco Wholesale Corp. (b)	81,862	5,279,280

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
The Kroger Co.	119,690	$2,592,485
SUPERVALU, Inc. (b)	39,541	455,908
Safeway, Inc.	70,585	1,493,579
Sysco Corp.	109,685	3,128,216
Walgreen Co. (b)	181,418	6,077,503
Whole Foods Market, Inc. (a)	27,238	1,010,802

Total Food & Staples Retailing		28,005,820

Food Products - 1.7%
Archer Daniels Midland Co.	119,182	3,804,289
Campbell Soup Co. (b)	36,076	1,289,717
ConAgra Foods, Inc.	81,962	1,798,246
Dean Foods Co. (a)	34,245	349,641
General Mills, Inc.	119,721	4,374,605
H.J. Heinz Co. (b)	59,342	2,811,031
The Hershey Co. (b)	28,791	1,370,164
Hormel Foods Corp. (b)	12,909	575,741
The J.M. Smucker Co.	22,277	1,348,427
Kellogg Co. (b)	48,590	2,454,281
Kraft Foods, Inc., Class A	325,123	10,033,296
McCormick & Co., Inc. (b)	24,837	1,044,148
Sara Lee Corp.	123,445	1,657,866
Tyson Foods, Inc., Class A	55,325	886,307

Total Food Products		33,797,759

Household Products - 2.3%
Colgate-Palmolive Co. (b)	90,599	6,963,439
The Clorox Co. (b)	25,900	1,729,084
Kimberly-Clark Corp.	76,304	4,963,575
The Procter & Gamble Co.	529,145	31,732,826

Total Household Products		45,388,924

Personal Products - 0.3%
Avon Products, Inc. (b)	79,962	2,567,580
The Estee Lauder Cos., Inc., Class A (b)	21,282	1,345,661
Mead Johnson Nutrition Co.	38,131	2,170,035

Total Personal Products		6,083,276

Tobacco - 1.7%
Altria Group, Inc.	388,487	9,331,458
Lorillard, Inc.	28,283	2,271,408
Philip Morris International, Inc.	341,681	19,140,969
Reynolds American, Inc.	31,520	1,871,973

Total Tobacco		32,615,808

Total Consumer Staples		197,460,571

ENERGY - 10.8%
Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	80,361	3,423,379
Cameron International Corp. (a)(b)	45,150	1,939,644
Diamond Offshore Drilling, Inc. (b)	12,958	878,164
FMC Technologies, Inc. (a)(b)	22,089	1,508,458
Halliburton Co.	169,798	5,615,220
Helmerich & Payne, Inc.	19,724	798,033
Nabors Industries Ltd. (a)	53,175	960,340
National Oilwell Varco, Inc.	78,123	3,474,130
Rowan Cos., Inc. (a)(b)	21,367	648,702
Schlumberger Ltd.	254,713	15,692,870

Total Energy Equipment & Services		34,938,940

Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	92,263	5,263,604
Apache Corp.	67,908	6,638,686
Cabot Oil & Gas Corp.	19,410	584,435
Chesapeake Energy Corp.	121,976	2,762,756

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Chevron Corp.	374,812	$30,378,513
ConocoPhillips (b)	276,526	15,880,888
CONSOL Energy, Inc.	42,090	1,555,646
Denbury Resources, Inc. (a)(b)	74,427	1,182,645
Devon Energy Corp. (b)	81,131	5,252,421
EOG Resources, Inc. (b)	47,251	4,392,925
El Paso Corp.	131,233	1,624,665
Exxon Mobil Corp.	949,207	58,651,500
Hess Corp.	54,488	3,221,331
Marathon Oil Corp.	132,293	4,378,898
Massey Energy Co.	19,164	594,467
Murphy Oil Corp. (b)	35,753	2,213,826
Noble Energy, Inc. (b)	32,585	2,446,808
Occidental Petroleum Corp.	151,417	11,855,951
Peabody Energy Corp. (b)	50,177	2,459,175
Pioneer Natural Resources Co. (b)	21,623	1,406,144
QEP Resources, Inc.	32,647	983,981
Range Resources Corp.	29,831	1,137,456
Southwestern Energy Co. (a)	64,515	2,157,382
Spectra Energy Corp. (b)	120,799	2,724,017
Sunoco, Inc.	22,475	820,337
Tesoro Corp.	26,597	355,336
Valero Energy Corp.	105,557	1,848,303
The Williams Cos., Inc.	108,989	2,082,780

Total Oil, Gas, & Consumable Fuels		174,854,876

Total Energy		209,793,816

FINANCIALS - 15.4%
Capital Markets - 2.4%
Ameriprise Financial, Inc.	46,450	2,198,479
The Bank of New York Mellon Corp.	226,317	5,913,663
The Charles Schwab Corp.	184,718	2,567,580
E*Trade Financial Corp. (a)	37,027	538,373
Federated Investors, Inc., Class B (b)	17,095	389,082
Franklin Resources, Inc.	27,312	2,919,653
The The Goldman Sachs Group, Inc.	96,120	13,897,030
Invesco Ltd.	87,265	1,852,636
Janus Capital Group, Inc.	34,576	378,607
Legg Mason, Inc.	28,793	872,716
Morgan Stanley	260,418	6,427,116
Northern Trust Corp.	45,129	2,177,023
State Street Corp.	93,555	3,523,281
T Rowe Price Group, Inc.	47,788	2,392,506

Total Capital Markets		46,047,745

Commercial Banks - 2.7%
BB&T Corp.	129,177	3,110,582
Comerica, Inc.	32,867	1,221,009
Fifth Third Bancorp	148,442	1,785,757
First Horizon National Corp. (a)	44,004	502,090
Huntington Bancshares, Inc.	133,623	757,642
KeyCorp	164,091	1,306,164
M&T Bank Corp.	15,988	1,307,978
Marshall & Ilsley Corp.	98,346	692,356
PNC Financial Services Group, Inc. (c)	97,943	5,084,221
Regions Financial Corp.	234,119	1,702,045
SunTrust Banks, Inc.	93,194	2,407,201
U.S. Bancorp	357,391	7,726,794
Wells Fargo & Co.	975,605	24,516,954
Zions BanCorp.	32,310	690,142

Total Commercial Banks		52,810,935

Consumer Finance - 0.7%
American Express Co.	195,142	8,201,818
Capital One Financial Corp.	85,149	3,367,643
Discover Financial Services (b)	101,414	1,691,586
SLM Corp. (a)	90,538	1,045,714

Total Consumer Finance		14,306,761

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Diversified Financial Services - 4.0%
Bank of America Corp.	1,870,490	$24,522,124
CME Group, Inc.	12,531	3,263,699
Citigroup, Inc. (a)	4,428,966	17,272,967
IntercontinentalExchange, Inc. (a)	13,803	1,445,450
JPMorgan Chase & Co.	739,181	28,140,621
Leucadia National Corp. (a)(b)	36,737	867,728
Moody’s Corp. (b)	37,997	949,165
The NASDAQ OMX Group, Inc. (a)	26,847	521,637
NYSE Euronext	48,574	1,387,759

Total Diversified Financial Services		78,371,150

Insurance - 4.0%
ACE Ltd.	63,172	3,679,769
Aon Corp. (b)	50,276	1,966,294
Aflac, Inc.	87,768	4,538,483
The Allstate Corp.	100,304	3,164,591
American International Group, Inc. (a)(b)	25,188	984,851
Assurant, Inc.	20,147	819,983
Berkshire Hathaway, Inc., Class B (a)	322,481	26,662,729
Chubb Corp.	58,638	3,341,780
Cincinnati Financial Corp. (b)	30,323	874,819
Genworth Financial, Inc., Class A (a)	91,215	1,114,647
Hartford Financial Services Group, Inc.	82,827	1,900,880
Lincoln National Corp.	59,043	1,412,309
Loews Corp. (b)	59,257	2,245,840
Marsh & McLennan Cos., Inc. (b)	101,124	2,439,111
MetLife, Inc.	169,022	6,498,896
Principal Financial Group, Inc. (b)	59,709	1,547,657
The Progressive Corp.	124,455	2,597,376
Prudential Financial, Inc.	87,056	4,716,694
Torchmark Corp.	14,889	791,201
The Travelers Cos., Inc. (b)	87,614	4,564,689
Unum Group	60,457	1,339,123
XL Group Plc	63,753	1,380,890

Total Insurance		78,582,612

Real Estate Investment Trusts (REITs) - 1.4%
Apartment Investment & Management Co.	21,815	466,405
AvalonBay Communities, Inc.	15,876	1,649,993
Boston Properties, Inc.	25,977	2,159,208
Equity Residential	52,840	2,513,599
HCP, Inc.	57,800	2,079,644
Health Care REIT, Inc.	23,231	1,099,756
Host Hotels & Resorts, Inc. (b)	122,725	1,777,058
Kimco Realty Corp.	75,650	1,191,487
Plum Creek Timber Co., Inc. (b)	30,152	1,064,366
ProLogis	88,876	1,046,959
Public Storage	26,003	2,523,331
Simon Property Group, Inc.	54,587	5,062,398
Ventas, Inc. (b)	29,282	1,510,073
Vornado Realty Trust	30,244	2,586,769

Total Real Estate Investment Trusts (REITs)		26,731,046

Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc., Class A (a)	53,982	986,791

Total Real Estate Management & Development		986,791

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc. (b)	98,164	1,203,491
People’s United Financial, Inc.	69,436	908,917

Total Thrifts & Mortgage Finance		2,112,408

Total Financials		299,949,448

HEALTH CARE - 11.5%
Biotechnology - 1.4%
Amgen, Inc. (a)	178,676	9,846,834
Biogen Idec, Inc. (a)(b)	45,096	2,530,788
Celgene Corp. (a)(b)	85,650	4,934,297
Cephalon, Inc. (a)	14,017	875,221
Genzyme Corp. (a)	47,507	3,363,021

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Gilead Sciences, Inc. (a)	156,335	$5,567,089

Total Biotechnology		27,117,250

Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	108,937	5,197,384
Becton Dickinson & Co. (b)	43,276	3,206,752
Boston Scientific Corp. (a)	282,763	1,733,337
C.R. Bard, Inc.	17,274	1,406,622
CareFusion Corp. (a)	35,645	885,422
DENTSPLY International, Inc. (b)	26,461	845,958
Hospira, Inc. (a)	31,189	1,778,085
Intuitive Surgical, Inc. (a)	7,336	2,081,517
Medtronic, Inc. (b)	201,311	6,760,023
St. Jude Medical, Inc. (a)(b)	61,032	2,400,999
Stryker Corp.	63,636	3,184,982
Varian Medical Systems, Inc. (a)(b)	22,443	1,357,801
Zimmer Holdings, Inc. (a)	37,463	1,960,439

Total Health Care Equipment & Supplies		32,799,321

Health Care Providers & Services - 2.0%
Aetna, Inc.	77,161	2,439,059
AmerisourceBergen Corp.	51,980	1,593,707
CIGNA Corp.	50,251	1,797,981
Cardinal Health, Inc. (b)	65,749	2,172,347
Coventry Health Care, Inc. (a)	27,659	595,498
DaVita, Inc. (a)(b)	19,182	1,324,134
Express Scripts, Inc. (a)	101,116	4,924,349
Humana, Inc. (a)	31,547	1,584,921
Laboratory Corp. of America Holdings (a)(b)	19,163	1,502,954
McKesson Corp.	48,739	3,011,096
Medco Health Solutions, Inc. (a)	80,839	4,208,478
Patterson Cos., Inc. (b)	18,026	516,445
Quest Diagnostics, Inc.	27,454	1,385,603
Tenet Healthcare Corp. (a)	90,436	426,858
UnitedHealth Group, Inc.	209,584	7,358,494
WellPoint, Inc. (a)	74,518	4,220,700

Total Health Care Providers & Services		39,062,624

Health Care Technology - 0.1%
Cerner Corp. (a)(b)	13,223	1,110,600

Total Health Care Technology		1,110,600

Life Sciences Tools & Services - 0.3%
Life Technologies Corp. (a)	34,173	1,595,537
PerkinElmer, Inc. (b)	21,978	508,571
Thermo Fisher Scientific, Inc. (a)	75,953	3,636,630
Waters Corp. (a)(b)	17,179	1,215,929

Total Life Sciences Tools & Services		6,956,667

Pharmaceuticals - 6.0%
Abbott Laboratories	287,835	15,036,500
Allergan, Inc.	57,325	3,813,832
Bristol-Myers Squibb Co.	319,676	8,666,416
Eli Lilly & Co.	189,169	6,910,344
Forest Laboratories, Inc. (a)	53,228	1,646,342
Johnson & Johnson	513,479	31,815,159
King Pharmaceuticals, Inc. (a)	46,533	463,469
Merck & Co., Inc.	573,718	21,118,560
Mylan, Inc. (a)(b)	57,666	1,084,697
Pfizer, Inc.	1,498,485	25,728,987
Watson Pharmaceuticals, Inc. (a)(b)	20,019	847,004

Total Pharmaceuticals		117,131,310

Total Health Care		224,177,772

INDUSTRIALS - 10.8%
Aerospace & Defense - 2.7%
The Boeing Co.	136,399	9,075,990
General Dynamics Corp.	70,909	4,453,794
Goodrich Corp.	23,354	1,721,890
Honeywell International, Inc. (b)	143,953	6,325,295
ITT Corp. (b)	34,188	1,601,024

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
L-3 Communications Holdings, Inc.	21,339	$1,542,170
Lockheed Martin Corp.	55,413	3,949,839
Northrop Grumman Corp.	54,688	3,315,733
Precision Castparts Corp. (b)	26,517	3,376,940
Raytheon Co.	69,741	3,187,861
Rockwell Collins, Inc. (b)	29,304	1,706,958
United Technologies Corp.	173,196	12,336,751

Total Aerospace & Defense		52,594,245

Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc. (b)	30,919	2,161,857
Expeditors International of Washington, Inc. (b)	39,552	1,828,489
FedEx Corp.	58,636	5,013,378
United Parcel Service, Inc., Class B (b)	184,683	12,316,509

Total Air Freight & Logistics		21,320,233

Airlines - 0.1%
Southwest Airlines Co. (b)	139,051	1,817,397

Total Airlines		1,817,397

Building Products - 0.0%
Masco Corp. (b)	66,824	735,732

Total Building Products		735,732

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	20,488	760,515
Cintas Corp. (b)	24,790	682,965
Iron Mountain, Inc.	37,562	839,135
Pitney Bowes, Inc. (b)	38,528	823,729
R.R. Donnelley & Sons Co. (b)	38,453	652,163
Republic Services, Inc. (b)	57,119	1,741,558
Stericycle, Inc. (a)(b)	15,901	1,104,801
Waste Management, Inc. (b)	89,003	3,180,967

Total Commercial Services & Supplies		9,785,833

Construction & Engineering - 0.2%
Fluor Corp. (b)	33,323	1,650,488
Jacobs Engineering Group, Inc. (a)(b)	23,437	907,012
Quanta Services, Inc. (a)(b)	39,325	750,321

Total Construction & Engineering		3,307,821

Electrical Equipment - 0.6%
Emerson Electric Co. (b)	140,262	7,386,197
First Solar, Inc. (a)(b)	10,048	1,480,573
Rockwell Automation, Inc. (b)	26,444	1,632,388
Roper Industries, Inc. (b)	17,556	1,144,300

Total Electrical Equipment		11,643,458

Industrial Conglomerates - 2.5%
3M Co. (b)	132,941	11,527,314
General Electric Co.	1,993,038	32,386,867
Textron, Inc. (b)	51,114	1,050,904
Tyco International Ltd.	92,322	3,390,987

Total Industrial Conglomerates		48,356,072

Machinery - 2.0%
Caterpillar, Inc.	117,531	9,247,339
Cummins, Inc.	37,058	3,356,714
Danaher Corp.	99,760	4,051,253
Deere & Co. (b)	79,015	5,513,667
Dover Corp.	34,796	1,816,699
Eaton Corp.	31,280	2,580,287
Flowserve Corp.	10,428	1,141,032
Illinois Tool Works, Inc. (b)	93,862	4,413,391
PACCAR, Inc. (b)	67,954	3,271,985
Pall Corp.	21,747	905,545
Parker Hannifin Corp.	30,045	2,104,953
Snap-on, Inc.	10,829	503,657

Total Machinery		38,906,522

Professional Services - 0.1%
Dun & Bradstreet Corp.	9,335	692,097
Equifax, Inc.	23,430	731,016

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Monster Worldwide, Inc. (a)	24,194	$313,554
Robert Half International, Inc. (b)	27,175	706,550

Total Professional Services		2,443,217

Road & Rail - 0.8%
CSX Corp.	70,667	3,909,298
Norfolk Southern Corp. (b)	68,716	4,089,289
Ryder System, Inc.	9,545	408,240
Union Pacific Corp.	92,755	7,587,359

Total Road & Rail		15,994,186

Trading Companies & Distributors - 0.2%
Fastenal Co. (b)	27,483	1,461,821
W.W. Grainger, Inc. (b)	11,257	1,340,821

Total Trading Companies & Distributors		2,802,642

Total Industrials		209,707,358

INFORMATION TECHNOLOGY - 18.5%
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	1,064,661	23,316,076
Harris Corp.	24,055	1,065,396
JDS Uniphase Corp. (a)	41,379	512,686
Juniper Networks, Inc. (a)(b)	96,922	2,941,583
Motorola, Inc. (a)	435,070	3,711,147
QUALCOMM, Inc.	299,238	13,501,618
Tellabs, Inc. (b)	71,333	531,431

Total Communications Equipment		45,579,937

Computers & Peripherals - 6.1%
Apple, Inc. (a)	170,305	48,324,044
Dell, Inc. (a)	315,401	4,087,597
EMC Corp. (a)(b)	382,810	7,774,871
Hewlett-Packard Co.	423,138	17,801,416
International Business Machines Corp.	235,126	31,539,802
Lexmark International, Inc., Class A (a)(b)	14,637	653,103
NetApp, Inc. (a)	66,565	3,314,271
QLogic Corp. (a)(b)	20,612	363,596
SanDisk Corp. (a)(b)	43,447	1,592,332
Teradata Corp. (a)	31,186	1,202,532
Western Digital Corp. (a)(b)	42,747	1,213,587

Total Computers & Peripherals		117,867,151

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)(b)	64,567	2,154,601
Amphenol Corp., Class A (b)	32,384	1,586,168
Corning, Inc. (b)	291,112	5,321,527
FLIR Systems, Inc. (a)	29,473	757,456
Jabil Circuit, Inc. (b)	36,479	525,663
Molex, Inc. (b)	25,659	537,043

Total Electronic Equipment, Instruments, & Components		10,882,458

Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)(b)	33,853	1,698,743
eBay, Inc. (a)(b)	215,254	5,252,198
Google, Inc., Class A (a)	46,342	24,366,160
VeriSign, Inc. (a)	33,044	1,048,816
Yahoo!, Inc. (a)	251,339	3,561,474

Total Internet Software & Services		35,927,391

IT Services - 1.4%
Automatic Data Processing, Inc.	91,320	3,838,180
Cognizant Technology Solutions Corp., Class A (a)	56,091	3,616,187
Computer Sciences Corp.	28,779	1,323,834
Fidelity National Information Services, Inc.	49,149	1,333,413
Fiserv, Inc. (a)	27,722	1,491,998
MasterCard, Inc., Class A (b)	18,052	4,043,648
Paychex, Inc.	59,968	1,648,520
SAIC, Inc. (a)(b)	54,733	874,633
Total System Services, Inc. (b)	30,913	471,114
Visa, Inc., Class A (b)	92,643	6,879,669

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
The Western Union Co. (b)	122,067	$2,156,924

Total IT Services		27,678,120

Office Electronics - 0.1%
Xerox Corp.	257,817	2,668,406

Total Office Electronics		2,668,406

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc. (a)(b)	105,619	750,951
Altera Corp. (b)	57,270	1,727,263
Analog Devices, Inc. (b)	55,567	1,743,692
Applied Materials, Inc. (b)	249,061	2,909,033
Broadcom Corp., Class A	83,535	2,956,304
Intel Corp.	1,037,975	19,960,259
KLA-Tencor Corp.	31,434	1,107,420
LSI Corp. (a)	117,506	535,827
Linear Technology Corp.	41,839	1,285,712
MEMC Electronic Materials, Inc. (a)(b)	42,387	505,253
Microchip Technology, Inc. (b)	34,659	1,090,026
Micron Technology, Inc. (a)(b)	159,373	1,149,079
NVIDIA Corp. (a)	106,997	1,249,725
National Semiconductor Corp. (b)	44,650	570,181
Novellus Systems, Inc. (a)(b)	17,103	454,598
Teradyne, Inc. (a)(b)	33,151	369,302
Texas Instruments, Inc.	222,807	6,046,982
Xilinx, Inc. (b)	48,248	1,283,879

Total Semiconductors & Semiconductor Equipment		45,695,486

Software - 3.8%
Adobe Systems, Inc. (a)	97,909	2,560,320
Autodesk, Inc. (a)	42,368	1,354,505
BMC Software, Inc. (a)	32,977	1,334,909
CA, Inc. (b)	72,139	1,523,576
Citrix Systems, Inc. (a)	34,848	2,378,028
Compuware Corp. (a)(b)	41,170	351,180
Electronic Arts, Inc. (a)(b)	61,569	1,011,579
Intuit, Inc. (a)	52,702	2,308,875
McAfee, Inc. (a)	28,244	1,334,811
Microsoft Corp.	1,419,601	34,766,028
Novell, Inc. (a)	65,475	390,886
Oracle Corp.	721,479	19,371,711
Red Hat, Inc. (a)(b)	35,219	1,443,979
Salesforce.com, Inc. (a)	21,794	2,436,569
Symantec Corp. (a)	147,148	2,232,235

Total Software		74,799,191

Total Information Technology		361,098,140

MATERIALS - 3.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	39,620	3,281,328
Airgas, Inc.	13,881	943,214
CF Industries Holdings, Inc.	13,250	1,265,375
The Dow Chemical Co. (b)	216,216	5,937,291
E.I. du Pont de Nemours & Co. (b)	168,989	7,540,289
Eastman Chemical Co.	13,466	996,484
Ecolab, Inc. (b)	43,491	2,206,733
FMC Corp. (b)	13,511	924,288
International Flavors & Fragrances, Inc. (b)	14,886	722,269
Monsanto Co. (b)	100,750	4,828,947
PPG Industries, Inc.	30,786	2,241,221
Praxair, Inc.	57,056	5,149,875
Sigma-Aldrich Corp. (b)	22,616	1,365,554

Total Chemicals		37,402,868

Construction Materials - 0.1%
Vulcan Materials Co. (b)	23,910	882,757

Total Construction Materials		882,757

Containers & Packaging - 0.2%
Ball Corp.	17,070	1,004,569

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Bemis Co., Inc.	20,342	$645,859
Owens-Illinois, Inc. (a)(b)	30,488	855,493
Pactiv Corp. (a)	25,387	837,263
Sealed Air Corp. (b)	29,750	668,780

Total Containers & Packaging		4,011,964

Metals & Mining - 1.1%
AK Steel Holding Corp.	20,918	288,878
Alcoa, Inc. (b)	190,366	2,305,332
Allegheny Technologies, Inc. (b)	18,375	853,519
Cliffs Natural Resources, Inc. (b)	25,248	1,613,852
Freeport-McMoRan Copper & Gold, Inc.	87,698	7,488,532
Newmont Mining Corp. (b)	91,788	5,765,204
Nucor Corp.	58,825	2,247,115
Titanium Metals Corp. (a)	16,790	335,129
United States Steel Corp. (b)	26,762	1,173,246

Total Metals & Mining		22,070,807

Paper & Forest Products - 0.2%
International Paper Co.	81,466	1,771,886
MeadWestvaco Corp.	31,837	776,186
Weyerhaeuser Co. (b)	99,843	1,573,530

Total Paper & Forest Products		4,121,602

Total Materials		68,489,998

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	1,101,545	31,504,187
CenturyLink, Inc.	56,193	2,217,376
Frontier Communications Corp.	184,920	1,510,796
Qwest Communications International, Inc.	324,218	2,032,847
Verizon Communications, Inc.	526,955	17,173,463
Windstream Corp. (b)	90,065	1,106,899

Total Diversified Telecommunication Services		55,545,568

Wireless Telecommunication Services - 0.4%
American Tower Corp., Class A (a)	74,780	3,833,223
MetroPCS Communications, Inc. (a)(b)	48,811	510,563
Sprint Nextel Corp. (a)(b)	556,352	2,575,910

Total Wireless Telecommunication Services		6,919,696

Total Telecommunication Services		62,465,264

UTILITIES - 3.6%
Electric Utilities - 1.9%
Allegheny Energy, Inc.	31,616	775,224
American Electric Power Co., Inc. (b)	89,374	3,238,020
Duke Energy Corp. (b)	245,826	4,353,578
Edison International	60,735	2,088,677
Entergy Corp.	34,826	2,665,234
Exelon Corp. (b)	123,220	5,246,707
FPL Group, Inc.	77,520	4,216,313
FirstEnergy Corp. (b)	56,825	2,190,035
Northeast Utilities (b)	32,835	970,931
PPL Corp.	89,986	2,450,319
Pepco Holdings, Inc.	41,733	776,234
Pinnacle West Capital Corp.	20,251	835,759
Progress Energy, Inc. (b)	54,541	2,422,711
Southern Co.	154,857	5,766,875

Total Electric Utilities		37,996,617

Gas Utilities - 0.1%
EQT Corp. (b)	27,798	1,002,396
Nicor, Inc.	8,508	389,837
Oneok, Inc.	19,837	893,458

Total Gas Utilities		2,285,691

Independent Power Producers & Energy Traders - 0.2%
The AES Corp. (a)(b)	124,329	1,411,134

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

	Shares	Value
COMMON STOCKS — continued
Constellation Energy Group, Inc. (b)	37,647	$1,213,739
NRG Energy, Inc. (a)	47,251	983,766

Total Independent Power Producers & Energy Traders		3,608,639

Multi-Utilities - 1.4%
Ameren Corp.	44,593	1,266,441
CMS Energy Corp. (b)	42,905	773,148
Centerpoint Energy, Inc. (b)	78,611	1,235,765
Consolidated Edison, Inc. (b)	52,687	2,540,567
DTE Energy Co.	31,465	1,445,187
Dominion Resources, Inc. (b)	109,825	4,794,959
Integrys Energy Group, Inc. (b)	14,396	749,456
NiSource, Inc. (b)	51,815	901,581
PG&E Corp.	72,842	3,308,484
Public Service Enterprise Group, Inc.	94,319	3,120,073
SCANA Corp. (b)	21,006	846,962
Sempra Energy	46,204	2,485,775
TECO Energy, Inc.	39,999	692,783
Wisconsin Energy Corp.	21,791	1,259,520
Xcel Energy, Inc. (b)	85,682	1,968,116

Total Multi-Utilities		27,388,817

Total Utilities		71,279,764

Total Long-Term Investments (Cost $1,802,485,065)		1,926,414,569

SHORT-TERM SECURITIES (13.0% of net assets)
MONEY MARKET FUNDS - 12.6%
BlackRock Cash Funds:
Institutional, SL Agency Shares, 0.31% (c)(d)(e)	205,775,302	205,775,302
Prime, SL Agency Shares, 0.29% (c)(d)(e)	39,045,112	39,045,112

Total Money Market Funds		244,820,414

	Par
	(000)	Value
U.S. TREASURY OBLIGATIONS - 0.4%
U.S. Treasury Bill, 0.20%, 12/23/10 (f)(g)	$7,250	$7,247,709

Total U.S. Treasury Obligations		7,247,709

Total Short-Term Securities (Cost $252,067,790)		252,068,123

TOTAL INVESTMENTS IN SECURITIES (Cost $2,054,552,855*) - 111.8%		2,178,482,692

LIABILITIES IN EXCESS OF OTHER ASSETS — (11.8)%		(229,392,367)

NET ASSETS - 100%		$1,949,090,325

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$2,135,793,274

Gross unrealized appreciation	$376,959,969
Gross unrealized depreciation	(334,270,551)

Net unrealized appreciation	$42,689,418

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

S&P 500 STOCK MASTER PORTFOLIO
Portfolio of Investments (continued)
September 30, 2010
(Unaudited)

(c)	Investments in companies considered to be an affiliate of the Master Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at	Realized
Affiliate	December 31, 2009	Purchased		Sold	September 30, 2010	September 30, 2010	Loss	Income

BlackRock Cash Funds: Institutional SL Agency Shares	195,914,609	9,860,693	[1]	—	205,775,302	$205,775,302	—	$681,896
BlackRock Cash Funds: Prime SL Agency Shares	26,419,811	12,625,301	[1]	—	39,045,112	$39,045,112	—	$116,566
PNC Financial Services Group, Inc.	93,431	17,350		(12,838)	97,943	$5,084,221	$(2,003,958)	$29,337

[1]	Represents Net Activity

(d)	Represents the current yield as of report date.

(e)	All or a portion of this security was purchased with the cash collateral from securities loaned.

(f)	All or a portion of this security has been pledged as collateral in connection with open financial futures contracts.

(g)	Rate shown is the yield to maturity as of the date of purchase.
· For Master Portfolio compliance purposes, the Master Portfolio’s sector and industry classifications refer to any one or more of the sector and industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Master Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.
· Financial futures contracts purchased as of September 30, 2010 were as follows:

			Expiration	Face	Unrealized
Contracts	Issue	Exchange	Date	Value	Appreciation

398	S&P 500 STOCK	Chicago	December 2010	$22,620,330	$633,598

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)
• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivatives)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.
The following tables summarize the inputs used as of September 30, 2010 in determining the fair valuation of the Master Portfolio’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]:
Common Stocks	$1,926,414,569	—	—	$1,926,414,569
Short-Term Securities:
Money Market Funds	244,820,414	—	—	244,820,414
U.S. Government Obligations	—	$7,247,709	—	7,247,709

Total	$2,171,234,983	$7,247,709	—	$2,178,482,692

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$633,598	—	—	$633,598

Total	$633,598	—	—	$633,598

[2]	Derivative financial instruments are financial future contracts. Financial futures contracts are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.
(a) Disclosure Controls and Procedures. The registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.
(b) Internal Control. There were no changes in registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, is filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: HOMESTEAD FUNDS, INC.
By:	/s/ Peter R. Morris
	Name:	Peter R. Morris
	Title:	Director and President
	Date:	November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter R. Morris
	Name:	Peter R. Morris
	Title:	Director and President
	Date:	November 24, 2010

By:	/s/ Amy DiMauro
	Name:	Amy DiMauro
	Title:	Treasurer
	Date:	November 24, 2010